Protective COLI VUL

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective COLI VUL and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective COLI VUL (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 12, 2024

1

Appendix A

The subaccounts that comprise Protective COLI VUL were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Century Investments VP Capital Appreciation Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from June 3, 2022 (commencement of operations) to December 2022 and the year then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Capital World Growth and Income Fund, Class 2	As of December 31, 2023	For the period from December 8, 2023 (commencement of operations) to December 31, 2023	For the period from December 8, 2023 (commencement of operations) to December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Growth- Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 25, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from October 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

2

BlackRock High Yield V.I., Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
DWS High Income VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Core Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

3

Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from March 8, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

4

Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Small Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 21, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the period from August 28, 2023 (commencement of operations) to December 31, 2023	For the period from August 28, 2023 (commencement of operations) to December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from November 4, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

5

Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Enterprise Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Forty Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Lord Abbett Series Fund Total Return Portfolio	As of December 31, 2023	For the period from December 18, 2023 (commencement of operations) to December 31, 2023	For the period from December 18, 2023 (commencement of operations) to December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 12, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Global Real Estate Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS International Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Mid Cap Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

6

MFS New Discovery Series, Initial Class	As of December 31, 2023	For the period from November 15, 2023 (commencement of operations) to December 31, 2023	For the period from November 15, 2023 (commencement of operations) to December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the period from August 28, 2023 (commencement of operations) to December 31, 2023	For the period from August 28, 2023 (commencement of operations) to December 31, 2023
MFS Total Return Bond Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Value Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Income Portfolio, Institutional Class	As of December 31, 2023	For the period from June 20, 2023 (commencement of operations) to December 31, 2023	For the period from June 20, 2023 (commencement of operations) to December 31, 2023
PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Admin Class	As of December 31, 2023	For the period from August 16, 2023 (commencement of operations) to December 31, 2023	For the period from August 16, 2023 (commencement of operations) to December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

7

Pioneer Real Estate Shares VCT Portfolio, Class I	Not applicable	For the period from January 1, 2023 to April 28, 2023 (cessation of operations)	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and January 1, 2023 to April 28, 2023 (cessation of operations)
Putnam VT Focused International Equity Fund, Class IA	Not applicable	Not applicable	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT High Yield Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT International Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Large Cap Growth Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Research Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the period from October 25, 2023 (commencement of operations) to December 31, 2023	For the period from October 25, 2023 (commencement of operations) to December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Victory RS Small Cap Growth Equity VIP Series, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

8

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2

ASSETS:
Investments at fair value (1)	$97,537	$400,143	$1,565,537	$216,286	$2,914	$724,486	$3,092,274
Receivable from the Policies	113	-	1,035	-	-	-	-
Receivable from the fund manager	-	275	-	232	-	220	2,083
Total assets	97,650	400,418	1,566,572	216,518	2,914	724,706	3,094,357

LIABILITIES:
Payable to the Policies	-	275	-	232	-	220	2,083
Payable to the fund manager	113	-	1,035	-	-	-	-
Payable to the Company	-	-	1	-	-	-	2
Total liabilities	113	275	1,036	232	-	220	2,085

NET ASSETS	$97,537	$400,143	$1,565,536	$216,286	$2,914	$724,486	$3,092,272

Fair value per share (NAV)	$14.22	$19.44	$25.65	$12.19	$13.81	$17.50	$98.20
Shares outstanding in the Separate Account	6,859	20,583	61,035	17,743	211	41,399	31,490

(1) Investments in mutual fund shares, at cost	$88,336	$401,398	$1,288,098	$208,359	$2,764	$665,216	$2,561,017

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

9

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I

ASSETS:
Investments at fair value (1)	$99,816	$533,241	$1,135,434	$316,367	$2,113,541	$350,469	$1,365,002
Receivable from the Policies	58	-	2,325	-	1,457	-	1,602
Receivable from the fund manager	-	169	-	-	-	-	5,110
Total assets	99,874	533,410	1,137,759	316,367	2,114,998	350,469	1,371,714

LIABILITIES:
Payable to the Policies	-	169	-	-	-	-	-
Payable to the fund manager	58	-	2,325	-	1,457	-	-
Payable to the Company	-	-	1	-	1	-	1
Total liabilities	58	169	2,326	-	1,458	-	1

NET ASSETS	$99,816	$533,241	$1,135,433	$316,367	$2,113,540	$350,469	$1,371,713

Fair value per share (NAV)	$58.30	$17.41	$25.17	$14.21	$13.25	$16.31	$6.84
Shares outstanding in the Separate Account	1,712	30,628	45,111	22,264	159,513	21,488	199,562

(1) Investments in mutual fund shares, at cost	$93,348	$528,559	$991,453	$255,702	$1,972,963	$321,783	$1,300,689

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

10

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class

ASSETS:
Investments at fair value (1)	$1,399,431	$303,540	$248,797	$613,390	$51,904	$3,248,902	$333,476
Receivable from the Policies	-	768	22	263	-	1,812	1,774
Receivable from the fund manager	717	-	-	-	-	-	-
Total assets	1,400,148	304,308	248,819	613,653	51,904	3,250,714	335,250

LIABILITIES:
Payable to the Policies	717	-	-	-	-	-	-
Payable to the fund manager	-	768	22	263	-	1,812	1,774
Payable to the Company	1	-	-	-	-	2	-
Total liabilities	718	768	22	263	-	1,814	1,774

NET ASSETS	$1,399,430	$303,540	$248,797	$613,390	$51,904	$3,248,900	$333,476

Fair value per share (NAV)	$69.08	$22.82	$27.35	$9.06	$5.63	$13.63	$8.65
Shares outstanding in the Separate Account	20,258	13,301	9,097	67,703	9,219	238,364	38,552

(1) Investments in mutual fund shares, at cost	$1,251,111	$284,667	$234,556	$623,715	$51,272	$2,914,257	$326,622

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

11

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class

ASSETS:
Investments at fair value (1)	$264,371	$227,178	$659,781	$103,496	$166,323	$95,763	$11,638,893
Receivable from the Policies	-	-	-	-	-	-	40,157
Receivable from the fund manager	660	-	2	372	-	47	-
Total assets	265,031	227,178	659,783	103,868	166,323	95,810	11,679,050

LIABILITIES:
Payable to the Policies	660	-	2	372	-	47	-
Payable to the fund manager	-	-	-	-	-	-	35,691
Payable to the Company	-	-	-	-	-	-	6
Total liabilities	660	-	2	372	-	47	35,697

NET ASSETS	$264,371	$227,178	$659,781	$103,496	$166,323	$95,763	$11,643,353

Fair value per share (NAV)	$5.43	$8.82	$12.75	$7.38	$9.70	$8.36	$1.00
Shares outstanding in the Separate Account	48,687	25,757	51,748	14,024	17,147	11,455	11,638,893

(1) Investments in mutual fund shares, at cost	$254,218	$269,402	$692,013	$101,650	$165,384	$86,916	$11,638,893

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                                                       (Continued)

See accompanying notes to financial statements.

12

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$4,106,573	$1,816,109	$561,609	$20,419	$290,936	$839,633	$2,425,324
Receivable from the Policies	-	-	4,027	59	-	-	-
Receivable from the fund manager	956	557	-	-	223	1,456	1,361
Total assets	4,107,529	1,816,666	565,636	20,478	291,159	841,089	2,426,685

LIABILITIES:
Payable to the Policies	956	557	-	-	223	1,456	1,361
Payable to the fund manager	-	-	4,027	59	-	-	-
Payable to the Company	2	1	-	-	-	-	1
Total liabilities	958	558	4,027	59	223	1,456	1,362

NET ASSETS	$4,106,571	$1,816,108	$561,609	$20,419	$290,936	$839,633	$2,425,323

Fair value per share (NAV)	$12.35	$12.03	$9.02	$12.74	$9.95	$13.40	$10.25
Shares outstanding in the Separate Account	332,516	150,965	62,263	1,603	29,240	62,659	236,617

(1) Investments in mutual fund shares, at cost	$3,476,497	$1,650,527	$499,994	$20,228	$289,495	$817,870	$2,325,888

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

13

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,725,510	$847,399	$1,040,424	$448,118	$118,039	$224,408	$74,491
Receivable from the Policies	-	216	-	-	-	201	-
Receivable from the fund manager	496	-	288	544	-	-	-
Total assets	1,726,006	847,615	1,040,712	448,662	118,039	224,609	74,491

LIABILITIES:
Payable to the Policies	496	-	288	544	-	-	-
Payable to the fund manager	-	216	-	-	-	201	-
Payable to the Company	1	-	1	-	-	-	-
Total liabilities	497	216	289	544	-	201	-

NET ASSETS	$1,725,509	$847,399	$1,040,423	$448,118	$118,039	$224,408	$74,491

Fair value per share (NAV)	$13.38	$10.28	$13.56	$10.83	$17.17	$10.32	$12.97
Shares outstanding in the Separate Account	128,962	82,432	76,727	41,377	6,875	21,745	5,743

(1) Investments in mutual fund shares, at cost	$1,676,409	$804,575	$999,612	$428,477	$116,442	$214,620	$70,360

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

14

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$51,910	$243,161	$546,545	$479,107	$263,316	$3,774,622	$963,262
Receivable from the Policies	-	-	-	-	78	5,790	194
Receivable from the fund manager	-	-	-	118	-	-	-
Total assets	51,910	243,161	546,545	479,225	263,394	3,780,412	963,456

LIABILITIES:
Payable to the Policies	-	-	-	118	-	-	-
Payable to the fund manager	-	-	-	-	78	5,790	194
Payable to the Company	-	-	-	-	-	2	1
Total liabilities	-	-	-	118	78	5,792	195

NET ASSETS	$51,910	$243,161	$546,545	$479,107	$263,316	$3,774,620	$963,261

Fair value per share (NAV)	$6.28	$6.75	$7.90	$12.77	$12.00	$19.11	$12.72
Shares outstanding in the Separate Account	8,266	36,024	69,183	37,518	21,943	197,521	75,728

(1) Investments in mutual fund shares, at cost	$52,782	$251,641	$558,376	$459,499	$244,637	$3,488,572	$898,243

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

15

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$726,029	$217,337	$396,009	$714,144	$257,498	$213,375	$130,976
Receivable from the Policies	4,029	-	390	-	-	-	26
Receivable from the fund manager	-	128	-	171	244	509	-
Total assets	730,058	217,465	396,399	714,315	257,742	213,884	131,002

LIABILITIES:
Payable to the Policies	-	128	-	171	244	509	-
Payable to the fund manager	4,029	-	390	-	-	-	26
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4,029	128	390	171	244	509	26

NET ASSETS	$726,029	$217,337	$396,009	$714,144	$257,498	$213,375	$130,976

Fair value per share (NAV)	$10.29	$10.30	$35.91	$10.92	$5.66	$10.58	$12.90
Shares outstanding in the Separate Account	70,557	21,101	11,028	65,398	45,494	20,168	10,153

(1) Investments in mutual fund shares, at cost	$711,053	$199,577	$364,145	$704,723	$243,668	$207,638	$123,146

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

16

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

ASSETS:
Investments at fair value (1)	$18,113,968	$253,453	$20,235	$64,537	$961	$776,061	$2,388,025
Receivable from the Policies	-	-	-	-	-	1,336	1,990
Receivable from the fund manager	1,171	215	-	-	-	-	-
Total assets	18,115,139	253,668	20,235	64,537	961	777,397	2,390,015

LIABILITIES:
Payable to the Policies	1,171	215	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	1,336	1,990
Payable to the Company	10	-	-	-	-	-	1
Total liabilities	1,181	215	-	-	-	1,336	1,991

NET ASSETS	$18,113,958	$253,453	$20,235	$64,537	$961	$776,061	$2,388,024

Fair value per share (NAV)	$461.79	$10.56	$10.82	$13.98	$34.09	$26.91	$10.05
Shares outstanding in the Separate Account	39,226	24,001	1,870	4,616	28	28,839	237,614

(1) Investments in mutual fund shares, at cost	$15,735,717	$245,212	$19,817	$69,847	$896	$689,532	$2,346,442

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

17

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

ASSETS:
Investments at fair value (1)	$1,545,847	$1,351,416	$374,280	$912,461	$10,626	$160,689	$124,586
Receivable from the Policies	-	623	40	2,611	-	-	-
Receivable from the fund manager	330	-	-	-	102	-	-
Total assets	1,546,177	1,352,039	374,320	915,072	10,728	160,689	124,586

LIABILITIES:
Payable to the Policies	330	-	-	-	102	-	-
Payable to the fund manager	-	623	40	2,611	-	-	-
Payable to the Company	1	1	-	1	-	-	-
Total liabilities	331	624	40	2,612	102	-	-

NET ASSETS	$1,545,846	$1,351,415	$374,280	$912,460	$10,626	$160,689	$124,586

Fair value per share (NAV)	$45.28	$76.52	$47.35	$15.98	$14.20	$19.85	$37.63
Shares outstanding in the Separate Account	34,140	17,661	7,905	57,100	748	8,096	3,311

(1) Investments in mutual fund shares, at cost	$1,586,941	$1,192,624	$308,955	$660,325	$11,000	$144,471	$110,300

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

18

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class

ASSETS:
Investments at fair value (1)	$83,466	$881,694	$48,052	$695,900	$1,565,075	$1,674,682	$10,645
Receivable from the Policies	-	1,304	-	1,400	-	268	-
Receivable from the fund manager	-	-	5	-	684	-	40
Total assets	83,466	882,998	48,057	697,300	1,565,759	1,674,950	10,685

LIABILITIES:
Payable to the Policies	-	-	5	-	684	-	40
Payable to the fund manager	-	1,304	-	1,400	-	268	-
Payable to the Company	-	-	-	-	1	1	-
Total liabilities	-	1,304	5	1,400	685	269	40

NET ASSETS	$83,466	$881,694	$48,052	$695,900	$1,565,074	$1,674,681	$10,645

Fair value per share (NAV)	$10.01	$13.08	$60.29	$14.67	$8.57	$9.83	$12.94
Shares outstanding in the Separate Account	8,338	67,408	797	47,437	182,623	170,364	823

(1) Investments in mutual fund shares, at cost	$80,663	$857,032	$44,626	$636,003	$1,397,803	$1,549,568	$9,657

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

19

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class

ASSETS:
Investments at fair value (1)	$12,869	$1,428,390	$907,721	$111,732	$678,443	$4,235	$26,999
Receivable from the Policies	-	1,561	-	-	-	-	-
Receivable from the fund manager	-	-	261	-	256	-	35
Total assets	12,869	1,429,951	907,982	111,732	678,699	4,235	27,034

LIABILITIES:
Payable to the Policies	-	-	261	-	256	-	35
Payable to the fund manager	-	1,561	-	-	-	-	-
Payable to the Company	-	1	-	-	-	-	-
Total liabilities	-	1,562	261	-	256	-	35

NET ASSETS	$12,869	$1,428,389	$907,721	$111,732	$678,443	$4,235	$26,999

Fair value per share (NAV)	$31.97	$11.70	$21.27	$5.35	$9.62	$7.18	$9.95
Shares outstanding in the Separate Account	403	122,085	42,676	20,885	70,524	590	2,713

(1) Investments in mutual fund shares, at cost	$11,879	$1,370,712	$851,944	$125,694	$695,412	$4,075	$25,826

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

20

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA

ASSETS:
Investments at fair value (1)	$1,436	$142,176	$1,049,245	$456,361	$303,253	$93,764	$205,142
Receivable from the Policies	-	-	982	-	-	-	494
Receivable from the fund manager	9	-	-	-	147	341	-
Total assets	1,445	142,176	1,050,227	456,361	303,400	94,105	205,636

LIABILITIES:
Payable to the Policies	9	-	-	-	147	341	-
Payable to the fund manager	-	-	982	-	-	-	494
Payable to the Company	-	-	1	-	-	-	-
Total liabilities	9	-	983	-	147	341	494

NET ASSETS	$1,436	$142,176	$1,049,244	$456,361	$303,253	$93,764	$205,142

Fair value per share (NAV)	$9.83	$9.60	$11.57	$9.18	$17.56	$5.61	$11.93
Shares outstanding in the Separate Account	146	14,810	90,687	49,712	17,270	16,714	17,195

(1) Investments in mutual fund shares, at cost	$1,402	$140,313	$1,036,316	$448,270	$279,368	$88,451	$191,502

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                               (Continued)

See accompanying notes to financial statements.

21

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio
ASSETS:
Investments at fair value (1)	$535,855	$3,114,176	$2,012,159	$358,702	$1,753,180	$42,201	$11,659
Receivable from the Policies	-	2,051	-	826	-	-	-
Receivable from the fund manager	-	-	-	-	2	134	-
Total assets	535,855	3,116,227	2,012,159	359,528	1,753,182	42,335	11,659

LIABILITIES:
Payable to the Policies	-	-	-	-	2	134	-
Payable to the fund manager	-	2,051	-	826	-	-	-
Payable to the Company	-	2	1	-	1	-	-
Total liabilities	-	2,053	1	826	3	134	-

NET ASSETS	$535,855	$3,114,174	$2,012,158	$358,702	$1,753,179	$42,201	$11,659

Fair value per share (NAV)	$14.04	$29.24	$34.91	$11.70	$43.54	$18.60	$11.92
Shares outstanding in the Separate Account	38,166	106,504	57,638	30,658	40,266	2,269	978

(1) Investments in mutual fund shares, at cost	$470,321	$2,865,201	$1,611,255	$320,772	$1,318,391	$40,793	$9,351

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
ASSETS:
Investments at fair value (1)	$2,343,124	$2,347
Receivable from the Policies	-	8
Receivable from the fund manager	-	-
Total assets	2,343,124	2,355

LIABILITIES:
Payable to the Policies	-	-
Payable to the fund manager	-	8
Payable to the Company	1	-
Total liabilities	1	8

NET ASSETS	$2,343,123	$2,347

Fair value per share (NAV)	$10.63	$9.56
Shares outstanding in the Separate Account	220,426	246

(1) Investments in mutual fund shares, at cost	$2,246,050	$2,128

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$8,003	$-	$3,384	$-	$1,762	$8,627

TOTAL INVESTMENT INCOME	-	8,003	-	3,384	-	1,762	8,627

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,396	(9,848)	(85,638)	(4,131)	2	(179,417)	1,028
Capital gain distributions	64	36,581	88,825	6,156	-	8,264	122,272

Net realized gain (loss) on investments	4,460	26,733	3,187	2,025	2	(171,153)	123,300

Change in net unrealized appreciation (depreciation) on investments	9,594	(8,295)	431,918	11,452	150	247,504	591,278

Net realized and unrealized gain (loss) on investments	14,054	18,438	435,105	13,477	152	76,351	714,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,054	$26,441	$435,105	$16,861	$152	$78,113	$723,205

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I
INVESTMENT INCOME:
Dividend income	$997	$6,252	$13,864	$5,491	$41,177	$7,490	$83,433

TOTAL INVESTMENT INCOME	997	6,252	13,864	5,491	41,177	7,490	83,433

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,144	(6,846)	5,774	348	(15,308)	(8,359)	(15,540)
Capital gain distributions	2,545	-	-	2,642	-	-	-

Net realized gain (loss) on investments	5,689	(6,846)	5,774	2,990	(15,308)	(8,359)	(15,540)

Change in net unrealized appreciation (depreciation) on investments	6,715	59,601	108,378	37,872	203,149	37,711	82,714

Net realized and unrealized gain (loss) on investments	12,404	52,755	114,152	40,862	187,841	29,352	67,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,401	$59,007	$128,016	$46,353	$229,018	$36,842	$150,607

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class
INVESTMENT INCOME:
Dividend income	$14,499	$359	$-	$23,024	$3,530	$24,316	$21,425

TOTAL INVESTMENT INCOME	14,499	359	-	23,024	3,530	24,316	21,425

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(70,938)	(8,258)	(4,502)	(8,330)	(4,756)	(43,183)	282
Capital gain distributions	30,881	1,395	-	-	-	52,126	-

Net realized gain (loss) on investments	(40,057)	(6,863)	(4,502)	(8,330)	(4,756)	8,943	282

Change in net unrealized appreciation (depreciation) on investments	251,197	34,236	23,278	1,629	7,497	371,244	6,064

Net realized and unrealized gain (loss) on investments	211,140	27,373	18,776	(6,701)	2,741	380,187	6,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$225,639	$27,732	$18,776	$16,323	$6,271	$404,503	$27,771

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$7,153	$4,094	$9,143	$2,835	$2,456	$1,809	$340,018

TOTAL INVESTMENT INCOME	7,153	4,094	9,143	2,835	2,456	1,809	340,018

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,577)	(4,130)	(2,245)	(255)	(5,326)	2,153	-
Capital gain distributions	5,724	19,412	-	1,065	-	-	-

Net realized gain (loss) on investments	3,147	15,282	(2,245)	810	(5,326)	2,153	-

Change in net unrealized appreciation (depreciation) on investments	21,193	2,252	28,328	2,739	9,130	3,875	-

Net realized and unrealized gain (loss) on investments	24,340	17,534	26,083	3,549	3,804	6,028	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,493	$21,628	$35,226	$6,384	$6,260	$7,837	$340,018

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$80,905	$25,416	$396	$555	$6,524	$18,790	$55,773

TOTAL INVESTMENT INCOME	80,905	25,416	396	555	6,524	18,790	55,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	113,926	(38,329)	(10,976)	(697)	(361)	(10,296)	17,440
Capital gain distributions	72,212	32,510	16,075	258	3,304	16,361	62,060

Net realized gain (loss) on investments	186,138	(5,819)	5,099	(439)	2,943	6,065	79,500

Change in net unrealized appreciation (depreciation) on investments	289,232	252,983	98,845	1,471	1,457	49,020	104,141

Net realized and unrealized gain (loss) on investments	475,370	247,164	103,944	1,032	4,400	55,085	183,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$556,275	$272,580	$104,340	$1,587	$10,924	$73,875	$239,414

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$26,519	$17,879	$16,753	$8,504	$1,082	$4,142	$330

TOTAL INVESTMENT INCOME	26,519	17,879	16,753	8,504	1,082	4,142	330

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	50,097	(5,605)	(9,530)	(1,776)	-	(350)	(366)
Capital gain distributions	22,050	24,626	25,343	10,187	2,437	3,557	29

Net realized gain (loss) on investments	72,147	19,021	15,813	8,411	2,437	3,207	(337)

Change in net unrealized appreciation (depreciation) on investments	36,482	53,020	62,714	26,087	1,611	11,222	7,733

Net realized and unrealized gain (loss) on investments	108,629	72,041	78,527	34,498	4,048	14,429	7,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,148	$89,920	$95,280	$43,002	$5,130	$18,571	$7,726

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,371	$4,857	$16,231	$14,285	$3,087	$12,902	$4,723

TOTAL INVESTMENT INCOME	1,371	4,857	16,231	14,285	3,087	12,902	4,723

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(836)	(1,159)	(503)	2,430	(11,037)	35,442	(49,586)
Capital gain distributions	411	6,121	11,550	-	393	144,178	24,864

Net realized gain (loss) on investments	(425)	4,962	11,047	2,430	(10,644)	179,620	(24,722)

Change in net unrealized appreciation (depreciation) on investments	3,879	14,562	19,950	14,271	32,201	233,305	138,539

Net realized and unrealized gain (loss) on investments	3,454	19,524	30,997	16,701	21,557	412,925	113,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,825	$24,381	$47,228	$30,986	$24,644	$425,827	$118,540

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$26,836	$-	$134	$13,414	$2,926	$4,068	$1,273

TOTAL INVESTMENT INCOME	26,836	-	134	13,414	2,926	4,068	1,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	11,333	(3,137)	(17,716)	(7,766)	(3,010)	(6,841)	94
Capital gain distributions	-	51	8,321	-	-	-	-

Net realized gain (loss) on investments	11,333	(3,086)	(9,395)	(7,766)	(3,010)	(6,841)	94

Change in net unrealized appreciation (depreciation) on investments	18,386	26,062	55,972	22,755	17,321	15,055	7,830

Net realized and unrealized gain (loss) on investments	29,719	22,976	46,577	14,989	14,311	8,214	7,924

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,555	$22,976	$46,711	$28,403	$17,237	$12,282	$9,197

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio
INVESTMENT INCOME:
Dividend income	$216,576	$5,463	$491	$903	$2	$10,005	$82,751

TOTAL INVESTMENT INCOME	216,576	5,463	491	903	2	10,005	82,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	636,126	1,950	(2)	(133)	3,571	(28,202)	2,995
Capital gain distributions	101,695	-	-	-	1	-	-

Net realized gain (loss) on investments	737,821	1,950	(2)	(133)	3,572	(28,202)	2,995

Change in net unrealized appreciation (depreciation) on investments	2,093,917	7,325	418	5,816	49	124,654	27,742

Net realized and unrealized gain (loss) on investments	2,831,738	9,275	416	5,683	3,621	96,452	30,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,048,314	$14,738	$907	$6,586	$3,623	$106,457	$113,488

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class
INVESTMENT INCOME:
Dividend income	$30,126	$1,876	$648	$-	$450	$1,793	$1,510

TOTAL INVESTMENT INCOME	30,126	1,876	648	-	450	1,793	1,510

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,481)	9,554	(3,039)	(4,583)	(9)	(536)	(4,772)
Capital gain distributions	-	74,206	-	-	-	881	3,792

Net realized gain (loss) on investments	(14,481)	83,760	(3,039)	(4,583)	(9)	345	(980)

Change in net unrealized appreciation (depreciation) on investments	182,630	95,682	101,219	290,166	(374)	16,266	21,508

Net realized and unrealized gain (loss) on investments	168,149	179,442	98,180	285,583	(383)	16,611	20,528

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,275	$181,318	$98,828	$285,583	$67	$18,404	$22,038

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class
INVESTMENT INCOME:
Dividend income	$1,110	$5,713	$-	$6,346	$-	$25,974	$-

TOTAL INVESTMENT INCOME	1,110	5,713	-	6,346	-	25,974	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(44,716)	(26,285)	(270)	10,106	(64,456)	(24,438)	4
Capital gain distributions	4,857	46,510	2,331	18,096	18,681	49,260	-

Net realized gain (loss) on investments	(39,859)	20,225	2,061	28,202	(45,775)	24,822	4

Change in net unrealized appreciation (depreciation) on investments	54,592	42,711	7,004	27,672	315,781	127,037	987

Net realized and unrealized gain (loss) on investments	14,733	62,936	9,065	55,874	270,006	151,859	991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,843	$68,649	$9,065	$62,220	$270,006	$177,833	$991

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class
INVESTMENT INCOME:
Dividend income	$-	$35,027	$12,926	$10,241	$10,958	$222	$293

TOTAL INVESTMENT INCOME	-	35,027	12,926	10,241	10,958	222	293

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(4,596)	(13,031)	(4,719)	(4,312)	(38)	(3)
Capital gain distributions	-	-	54,332	-	4,645	-	-

Net realized gain (loss) on investments	-	(4,596)	41,301	(4,719)	333	(38)	(3)

Change in net unrealized appreciation (depreciation) on investments	990	49,164	11,754	(11,981)	24,290	159	1,173

Net realized and unrealized gain (loss) on investments	990	44,568	53,055	(16,700)	24,623	121	1,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$990	$79,595	$65,981	$(6,459)	$35,581	$343	$1,463

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA
INVESTMENT INCOME:
Dividend income	$7	$3,953	$22,273	$12,469	$38	$2,984	$3,189

TOTAL INVESTMENT INCOME	7	3,953	22,273	12,469	38	2,984	3,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6	(489)	(2,983)	1,721	31,454	(1,813)	(272)
Capital gain distributions	-	-	-	-	457	-	-

Net realized gain (loss) on investments	6	(489)	(2,983)	1,721	31,911	(1,813)	(272)

Change in net unrealized appreciation (depreciation) on investments	34	2,136	12,534	4,309	(16,474)	33,015	5,649

Net realized and unrealized gain (loss) on investments	40	1,647	9,551	6,030	15,437	31,202	5,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47	$5,600	$31,824	$18,499	$15,475	$34,186	$8,566

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II	Vanguard VIF Global Bond Index Portfolio

INVESTMENT INCOME:
Dividend income	$2,079	$-	$46,303	$18,229	$1,332	$-	$281

TOTAL INVESTMENT INCOME	2,079	-	46,303	18,229	1,332	-	281

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,672	23,127	(13,217)	4,554	(6,047)	(52,573)	(127)
Capital gain distributions	-	2,992	116,671	-	36,333	-	24

Net realized gain (loss) on investments	2,672	26,119	103,454	4,554	30,286	(52,573)	(103)

Change in net unrealized appreciation (depreciation) on investments	18,245	68,291	210,483	438,194	33,203	593,313	1,644

Net realized and unrealized gain (loss) on investments	20,917	94,410	313,937	442,748	63,489	540,740	1,541

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,996	$94,410	$360,240	$460,977	$64,821	$540,740	$1,822

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INVESTMENT INCOME:
Dividend income	$-	$44,030	$-

TOTAL INVESTMENT INCOME	-	44,030	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9	4,688	(709)
Capital gain distributions	-	-	-

Net realized gain (loss) on investments	9	4,688	(709)

Change in net unrealized appreciation (depreciation) on investments	2,308	71,420	1,132

Net realized and unrealized gain (loss) on investments	2,317	76,108	423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,317	$120,138	$423

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Growth and Income Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$8,003	$-	$3,384	$-	$1,762	$8,627
Net realized gain (loss) on investments	4,460	26,733	3,187	2,025	2	(171,153)	123,300
Change in net unrealized appreciation (depreciation) on investments	9,594	(8,295)	431,918	11,452	150	247,504	591,278

Net increase (decrease) in net assets resulting from operations	14,054	26,441	435,105	16,861	152	78,113	723,205

POLICY TRANSACTIONS:
Policy owners' net payments	5,120	96,183	156,643	29,851	-	118,317	594,512
Policy maintenance charges	(805)	(5,469)	(15,180)	(1,758)	(3)	(11,192)	(34,794)
Policy owners' benefits	(9)	(40)	(14)	(22)	-	(85)	(11,066)
Net transfers (to) from the Company and/or Subaccounts	43,146	93,729	83,193	111,807	2,765	193,080	394,550
Net Policy loan repayments (withdrawals)	-	(7,948)	-	-	-	(5,587)	(47,687)

Increase (decrease) in net assets resulting from Policy transactions	47,452	176,455	224,642	139,878	2,762	294,533	895,515

Total increase (decrease) in net assets	61,506	202,896	659,747	156,739	2,914	372,646	1,618,720

NET ASSETS:
Beginning of period	36,031	197,247	905,789	59,547	-	351,840	1,473,552

End of period	$97,537	$400,143	$1,565,536	$216,286	$2,914	$724,486	$3,092,272

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$997	$6,252	$13,864	$5,491	$41,177	$7,490	$83,433
Net realized gain (loss) on investments	5,689	(6,846)	5,774	2,990	(15,308)	(8,359)	(15,540)
Change in net unrealized appreciation (depreciation) on investments	6,715	59,601	108,378	37,872	203,149	37,711	82,714

Net increase (decrease) in net assets resulting from operations	13,401	59,007	128,016	46,353	229,018	36,842	150,607

POLICY TRANSACTIONS:
Policy owners' net payments	5,085	93,186	174,465	14,720	814,384	79,097	123,891
Policy maintenance charges	(726)	(9,156)	(9,346)	(2,584)	(38,388)	(13,665)	(9,550)
Policy owners' benefits	-	(35)	(5,684)	-	(151)	(51)	(11,004)
Net transfers (to) from the Company and/or Subaccounts	41,131	117,760	132,546	(1)	244,508	61,463	(523)
Net Policy loan repayments (withdrawals)	-	-	(4,270)	-	(50,131)	-	(2,771)

Increase (decrease) in net assets resulting from Policy transactions	45,490	201,755	287,711	12,135	970,222	126,844	100,043

Total increase (decrease) in net assets	58,891	260,762	415,727	58,488	1,199,240	163,686	250,650

NET ASSETS:
Beginning of period	40,925	272,479	719,706	257,879	914,300	186,783	1,121,063

End of period	$99,816	$533,241	$1,135,433	$316,367	$2,113,540	$350,469	$1,371,713

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14,499	$359	$-	$23,024	$3,530	$24,316	$21,425
Net realized gain (loss) on investments	(40,057)	(6,863)	(4,502)	(8,330)	(4,756)	8,943	282
Change in net unrealized appreciation (depreciation) on investments	251,197	34,236	23,278	1,629	7,497	371,244	6,064

Net increase (decrease) in net assets resulting from operations	225,639	27,732	18,776	16,323	6,271	404,503	27,771

POLICY TRANSACTIONS:
Policy owners' net payments	308,197	108,117	82,874	125,461	7,510	158,567	15,179
Policy maintenance charges	(17,768)	(4,906)	(4,262)	(4,308)	(852)	(8,136)	(5,709)
Policy owners' benefits	(99)	(12)	(31)	-	(25)	(17,593)	(5,438)
Net transfers (to) from the Company and/or Subaccounts	248,163	39,359	3,475	296,469	(12,013)	647,859	64,317
Net Policy loan repayments (withdrawals)	-	-	(6,377)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	538,493	142,558	75,679	417,622	(5,380)	780,697	68,349

Total increase (decrease) in net assets	764,132	170,290	94,455	433,945	891	1,185,200	96,120

NET ASSETS:
Beginning of period	635,298	133,250	154,342	179,445	51,013	2,063,700	237,356

End of period	$1,399,430	$303,540	$248,797	$613,390	$51,904	$3,248,900	$333,476

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,153	$4,094	$9,143	$2,835	$2,456	$1,809	$340,018
Net realized gain (loss) on investments	3,147	15,282	(2,245)	810	(5,326)	2,153	-
Change in net unrealized appreciation (depreciation) on investments	21,193	2,252	28,328	2,739	9,130	3,875	-

Net increase (decrease) in net assets resulting from operations	31,493	21,628	35,226	6,384	6,260	7,837	340,018

POLICY TRANSACTIONS:
Policy owners' net payments	98,872	30,464	204,875	97,327	14,904	6,348	20,290,561
Policy maintenance charges	(6,882)	(2,064)	(5,702)	(4,862)	(1,679)	(749)	(446,428)
Policy owners' benefits	(17)	(54)	(12)	-	(10)	-	(6,129)
Net transfers (to) from the Company and/or Subaccounts	50,399	76,975	(81)	(38,625)	58,605	10,917	(14,343,948)
Net Policy loan repayments (withdrawals)	(8,389)	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	133,983	105,321	199,080	53,840	71,820	16,516	5,494,056

Total increase (decrease) in net assets	165,476	126,949	234,306	60,224	78,080	24,353	5,834,074

NET ASSETS:
Beginning of period	98,895	100,229	425,475	43,272	88,243	71,410	5,809,279

End of period	$264,371	$227,178	$659,781	$103,496	$166,323	$95,763	$11,643,353

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$80,905	$25,416	$396	$555	$6,524	$18,790	$55,773
Net realized gain (loss) on investments	186,138	(5,819)	5,099	(439)	2,943	6,065	79,500
Change in net unrealized appreciation (depreciation) on investments	289,232	252,983	98,845	1,471	1,457	49,020	104,141

Net increase (decrease) in net assets resulting from operations	556,275	272,580	104,340	1,587	10,924	73,875	239,414

POLICY TRANSACTIONS:
Policy owners' net payments	73,284	86,181	55,351	-	220,299	96,753	683,738
Policy maintenance charges	(9,774)	(40,511)	(5,874)	(248)	(2,426)	(16,915)	(27,042)
Policy owners' benefits	(22,136)	-	-	-	-	(21,604)	(43,078)
Net transfers (to) from the Company and/or Subaccounts	345,047	(10,583)	244,149	8,604	61,880	364,490	22,754
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	386,421	35,087	293,626	8,356	279,753	422,724	636,372

Total increase (decrease) in net assets	942,696	307,667	397,966	9,943	290,677	496,599	875,786

NET ASSETS:
Beginning of period	3,163,875	1,508,441	163,643	10,476	259	343,034	1,549,537

End of period	$4,106,571	$1,816,108	$561,609	$20,419	$290,936	$839,633	$2,425,323

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$26,519	$17,879	$16,753	$8,504	$1,082	$4,142	$330
Net realized gain (loss) on investments	72,147	19,021	15,813	8,411	2,437	3,207	(337)
Change in net unrealized appreciation (depreciation) on investments	36,482	53,020	62,714	26,087	1,611	11,222	7,733

Net increase (decrease) in net assets resulting from operations	135,148	89,920	95,280	43,002	5,130	18,571	7,726

POLICY TRANSACTIONS:
Policy owners' net payments	1,439,332	129,824	143,608	55,407	84	42,797	-
Policy maintenance charges	(18,990)	(10,367)	(13,097)	(5,949)	(751)	(1,922)	(878)
Policy owners' benefits	-	(78,020)	(42,194)	(12,088)	-	(17,795)	-
Net transfers (to) from the Company and/or Subaccounts	(396,872)	292,463	690,442	246,773	113,403	160,502	35,813
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	1,023,470	333,900	778,759	284,143	112,736	183,582	34,935

Total increase (decrease) in net assets	1,158,618	423,820	874,039	327,145	117,866	202,153	42,661

NET ASSETS:
Beginning of period	566,891	423,579	166,384	120,973	173	22,255	31,830

End of period	$1,725,509	$847,399	$1,040,423	$448,118	$118,039	$224,408	$74,491

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,371	$4,857	$16,231	$14,285	$3,087	$12,902	$4,723
Net realized gain (loss) on investments	(425)	4,962	11,047	2,430	(10,644)	179,620	(24,722)
Change in net unrealized appreciation (depreciation) on investments	3,879	14,562	19,950	14,271	32,201	233,305	138,539

Net increase (decrease) in net assets resulting from operations	4,825	24,381	47,228	30,986	24,644	425,827	118,540

POLICY TRANSACTIONS:
Policy owners' net payments	8,579	19,577	58,978	17,518	67,437	330,285	57,318
Policy maintenance charges	(447)	(2,817)	(5,549)	(2,314)	(6,736)	(12,365)	(9,332)
Policy owners' benefits	(11)	-	-	(12,065)	(20)	(7,594)	-
Net transfers (to) from the Company and/or Subaccounts	16,551	54,094	2,680	121,529	81,691	725,874	63,081
Net Policy loan repayments (withdrawals)	-	-	-	(4,212)	-	(13,885)	-

Increase (decrease) in net assets resulting from Policy transactions	24,672	70,854	56,109	120,456	142,372	1,022,315	111,067

Total increase (decrease) in net assets	29,497	95,235	103,337	151,442	167,016	1,448,142	229,607

NET ASSETS:
Beginning of period	22,413	147,926	443,208	327,665	96,300	2,326,478	733,654

End of period	$51,910	$243,161	$546,545	$479,107	$263,316	$3,774,620	$963,261

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$26,836	$-	$134	$13,414	$2,926	$4,068	$1,273
Net realized gain (loss) on investments	11,333	(3,086)	(9,395)	(7,766)	(3,010)	(6,841)	94
Change in net unrealized appreciation (depreciation) on investments	18,386	26,062	55,972	22,755	17,321	15,055	7,830

Net increase (decrease) in net assets resulting from operations	56,555	22,976	46,711	28,403	17,237	12,282	9,197

POLICY TRANSACTIONS:
Policy owners' net payments	20,474	26,212	38,698	110,545	34,406	80,390	9,465
Policy maintenance charges	(5,486)	(3,572)	(3,772)	(10,318)	(2,552)	(10,589)	(1,530)
Policy owners' benefits	(5,138)	-	(64)	-	(14)	(49)	-
Net transfers (to) from the Company and/or Subaccounts	(483,478)	89,498	159,479	175,202	171,647	35,338	113,844
Net Policy loan repayments (withdrawals)	-	-	-	-	(3,178)	(5,153)	-

Increase (decrease) in net assets resulting from Policy transactions	(473,628)	112,138	194,341	275,429	200,309	99,937	121,779

Total increase (decrease) in net assets	(417,073)	135,114	241,052	303,832	217,546	112,219	130,976

NET ASSETS:
Beginning of period	1,143,102	82,223	154,957	410,312	39,952	101,156	-

End of period	$726,029	$217,337	$396,009	$714,144	$257,498	$213,375	$130,976

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$216,576	$5,463	$491	$903	$2	$10,005	$82,751
Net realized gain (loss) on investments	737,821	1,950	(2)	(133)	3,572	(28,202)	2,995
Change in net unrealized appreciation (depreciation) on investments	2,093,917	7,325	418	5,816	49	124,654	27,742

Net increase (decrease) in net assets resulting from operations	3,048,314	14,738	907	6,586	3,623	106,457	113,488

POLICY TRANSACTIONS:
Policy owners' net payments	2,003,484	664	-	20,395	-	93,141	93,128
Policy maintenance charges	(104,494)	(418)	(127)	(437)	(1,027)	(19,345)	(3,508)
Policy owners' benefits	(26,497)	-	-	-	-	(7)	(18,732)
Net transfers (to) from the Company and/or Subaccounts	3,683,290	223,191	19,455	-	(1,884)	97,745	524,443
Net Policy loan repayments (withdrawals)	-	-	-	-	-	(3,489)	-

Increase (decrease) in net assets resulting from Policy transactions	5,555,783	223,437	19,328	19,958	(2,911)	168,045	595,331

Total increase (decrease) in net assets	8,604,097	238,175	20,235	26,544	712	274,502	708,819

NET ASSETS:
Beginning of period	9,509,861	15,278	-	37,993	249	501,559	1,679,205

End of period	$18,113,958	$253,453	$20,235	$64,537	$961	$776,061	$2,388,024

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$30,126	$1,876	$648	$-	$450	$1,793	$1,510
Net realized gain (loss) on investments	(14,481)	83,760	(3,039)	(4,583)	(9)	345	(980)
Change in net unrealized appreciation (depreciation) on investments	182,630	95,682	101,219	290,166	(374)	16,266	21,508

Net increase (decrease) in net assets resulting from operations	198,275	181,318	98,828	285,583	67	18,404	22,038

POLICY TRANSACTIONS:
Policy owners' net payments	223,381	75,037	52,324	133,611	-	46,032	11,673
Policy maintenance charges	(25,038)	(3,160)	(3,619)	(16,791)	-	(1,914)	(1,108)
Policy owners' benefits	-	(5,754)	(9)	(10)	-	-	(17)
Net transfers (to) from the Company and/or Subaccounts	25,585	192,361	13,904	(11,991)	10,559	77,181	39,324
Net Policy loan repayments (withdrawals)	-	(2,953)	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	223,928	255,531	62,600	104,819	10,559	121,299	49,872

Total increase (decrease) in net assets	422,203	436,849	161,428	390,402	10,626	139,703	71,910

NET ASSETS:
Beginning of period	1,123,643	914,566	212,852	522,058	-	20,986	52,676

End of period	$1,545,846	$1,351,415	$374,280	$912,460	$10,626	$160,689	$124,586

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS New Discovery Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,110	$5,713	$-	$6,346	$-	$25,974	$-
Net realized gain (loss) on investments	(39,859)	20,225	2,061	28,202	(45,775)	24,822	4
Change in net unrealized appreciation (depreciation) on investments	54,592	42,711	7,004	27,672	315,781	127,037	987

Net increase (decrease) in net assets resulting from operations	15,843	68,649	9,065	62,220	270,006	177,833	991

POLICY TRANSACTIONS:
Policy owners' net payments	10,923	79,528	15,584	66,599	134,223	234,538	691
Policy maintenance charges	(1,652)	(3,394)	(866)	(7,993)	(26,083)	(25,725)	(80)
Policy owners' benefits	(48)	(7,193)	(9)	(31)	(5,340)	(5,575)	-
Net transfers (to) from the Company and/or Subaccounts	(50,228)	619,337	9,189	251,467	(272)	22,654	9,043
Net Policy loan repayments (withdrawals)	-	(99)	-	-	(7,451)	(1,925)	-

Increase (decrease) in net assets resulting from Policy transactions	(41,005)	688,179	23,898	310,042	95,077	223,967	9,654

Total increase (decrease) in net assets	(25,162)	756,828	32,963	372,262	365,083	401,800	10,645

NET ASSETS:
Beginning of period	108,628	124,866	15,089	323,638	1,199,991	1,272,881	-

End of period	$83,466	$881,694	$48,052	$695,900	$1,565,074	$1,674,681	$10,645

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$35,027	$12,926	$10,241	$10,958	$222	$293
Net realized gain (loss) on investments	-	(4,596)	41,301	(4,719)	333	(38)	(3)
Change in net unrealized appreciation (depreciation) on investments	990	49,164	11,754	(11,981)	24,290	159	1,173

Net increase (decrease) in net assets resulting from operations	990	79,595	65,981	(6,459)	35,581	343	1,463

POLICY TRANSACTIONS:
Policy owners' net payments	-	22,105	54,981	24,656	189,040	6,048	13,276
Policy maintenance charges	(78)	(1,845)	(7,589)	(938)	(14,001)	(2,159)	(254)
Policy owners' benefits	-	(19,150)	(23)	-	(40)	-	-
Net transfers (to) from the Company and/or Subaccounts	11,957	318,221	57,716	8,484	104,771	2	12,514
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	11,879	319,331	105,085	32,202	279,770	3,891	25,536

Total increase (decrease) in net assets	12,869	398,926	171,066	25,743	315,351	4,234	26,999

NET ASSETS:
Beginning of period	-	1,029,463	736,655	85,989	363,092	1	-

End of period	$12,869	$1,428,389	$907,721	$111,732	$678,443	$4,235	$26,999

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7	$3,953	$22,273	$12,469	$38	$-	$2,984
Net realized gain (loss) on investments	6	(489)	(2,983)	1,721	31,911	-	(1,813)
Change in net unrealized appreciation (depreciation) on investments	34	2,136	12,534	4,309	(16,474)	-	33,015

Net increase (decrease) in net assets resulting from operations	47	5,600	31,824	18,499	15,475	-	34,186

POLICY TRANSACTIONS:
Policy owners' net payments	1,445	15,764	31,713	40,228	-	-	94,607
Policy maintenance charges	(24)	(2,555)	(3,825)	(14,315)	(46)	-	(7,134)
Policy owners' benefits	-	(16)	(10,106)	(49)	-	(442)	-
Net transfers (to) from the Company and/or Subaccounts	(32)	30,896	307,755	197,176	(481,618)	442	38,953
Net Policy loan repayments (withdrawals)	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	1,389	44,089	325,537	223,040	(481,664)	-	126,426

Total increase (decrease) in net assets	1,436	49,689	357,361	241,539	(466,189)	-	160,612

NET ASSETS:
Beginning of period	-	92,487	691,883	214,822	466,189	-	142,641

End of period	$1,436	$142,176	$1,049,244	$456,361	$-	$-	$303,253

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,189	$2,079	$-	$46,303	$18,229	$1,332	$-
Net realized gain (loss) on investments	(272)	2,672	26,119	103,454	4,554	30,286	(52,573)
Change in net unrealized appreciation (depreciation) on investments	5,649	18,245	68,291	210,483	438,194	33,203	593,313

Net increase (decrease) in net assets resulting from operations	8,566	22,996	94,410	360,240	460,977	64,821	540,740

POLICY TRANSACTIONS:
Policy owners' net payments	62,614	51,740	152,426	371,455	4,416	20,516	154,936
Policy maintenance charges	(4,453)	(4,668)	(5,732)	(31,086)	(53,160)	(2,602)	(15,801)
Policy owners' benefits	(9)	(3)	(9)	(13,348)	-	-	(58)
Net transfers (to) from the Company and/or Subaccounts	(18,039)	63,675	227,978	487,361	24,036	38,185	280,208
Net Policy loan repayments (withdrawals)	(237)	(1,491)	-	(55,640)	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	39,876	109,253	374,663	758,742	(24,708)	56,099	419,285

Total increase (decrease) in net assets	48,442	132,249	469,073	1,118,982	436,269	120,920	960,025

NET ASSETS:
Beginning of period	45,322	72,893	66,782	1,995,192	1,575,889	237,782	793,154

End of period	$93,764	$205,142	$535,855	$3,114,174	$2,012,158	$358,702	$1,753,179

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$281	$-	$44,030	$-
Net realized gain (loss) on investments	(103)	9	4,688	(709)
Change in net unrealized appreciation (depreciation) on investments	1,644	2,308	71,420	1,132

Net increase (decrease) in net assets resulting from operations	1,822	2,317	120,138	423

POLICY TRANSACTIONS:
Policy owners' net payments	24,860	3,044	26,680	5,658
Policy maintenance charges	(3,727)	(59)	(4,718)	(37)
Policy owners' benefits	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	9,140	6,357	399,447	(6,054)
Net Policy loan repayments (withdrawals)	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	30,273	9,342	421,409	(433)

Total increase (decrease) in net assets	32,095	11,659	541,547	(10)

NET ASSETS:
Beginning of period	10,106	-	1,801,576	2,357

End of period	$42,201	$11,659	$2,343,123	$2,347

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,678	$-	$1,166	$-	$3,620	$448
Net realized gain (loss) on investments	(230)	(195)	(18,111)	2,843	63,176	(41,898)	(1,039)
Change in net unrealized appreciation (depreciation) on investments	(393)	6,889	(195,438)	(3,236)	(166,275)	(62,994)	(247)

Net increase (decrease) in net assets resulting from operations	(623)	8,372	(213,549)	773	(103,099)	(101,272)	(838)

POLICY TRANSACTIONS:
Policy owners' net payments	-	41,218	25,441	1,044	79,869	934,943	-
Policy maintenance charges	(207)	(1,636)	(8,779)	(633)	(5,121)	(20,957)	(174)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	36,861	139,201	525,952	(7,636)	71,444	419,156	41,937

Increase (decrease) in net assets resulting from Policy transactions	36,654	178,783	542,614	(7,225)	146,192	1,333,142	41,763

Total increase (decrease) in net assets	36,031	187,155	329,065	(6,452)	43,093	1,231,870	40,925

NET ASSETS:
Beginning of period	-	10,092	576,724	65,999	308,747	241,682	-

End of period	$36,031	$197,247	$905,789	$59,547	$351,840	$1,473,552	$40,925

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$4,312	$5,488	$3,921	$19,558	$-	$21,836	$7,546
Net realized gain (loss) on investments	18,244	(8,671)	41	(29,325)	(3,103)	(15,648)	31,756
Change in net unrealized appreciation (depreciation) on investments	(53,882)	35,652	22,794	(49,941)	(3,359)	(17,715)	(107,005)

Net increase (decrease) in net assets resulting from operations	(31,326)	32,469	26,756	(59,708)	(6,462)	(11,527)	(67,703)

POLICY TRANSACTIONS:
Policy owners' net payments	153,295	159,310	-	560,225	12,129	66,634	608,700
Policy maintenance charges	(4,992)	(4,259)	(503)	(17,423)	(6,605)	(5,915)	(8,605)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	140,596	517,995	231,626	254,061	132,675	853,312	19,495

Increase (decrease) in net assets resulting from Policy transactions	288,899	673,046	231,123	796,863	138,199	914,031	619,590

Total increase (decrease) in net assets	257,573	705,515	257,879	737,155	131,737	902,504	551,887

NET ASSETS:
Beginning of period	14,906	14,191	-	177,145	55,046	218,559	83,411

End of period	$272,479	$719,706	$257,879	$914,300	$186,783	$1,121,063	$635,298

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$505	$-	$14,683	$5,742	$2,415	$3,660	$1,287
Net realized gain (loss) on investments	(3,899)	(23,038)	(850)	(7,168)	42,367	937	7,268
Change in net unrealized appreciation (depreciation) on investments	(12,283)	(2,617)	(11,882)	(7,824)	(34,128)	791	(10,402)

Net increase (decrease) in net assets resulting from operations	(15,677)	(25,655)	1,951	(9,250)	10,654	5,388	(1,847)

POLICY TRANSACTIONS:
Policy owners' net payments	44,958	79,440	5,657	-	257,721	2,955	90,617
Policy maintenance charges	(2,119)	(3,456)	(574)	(719)	(5,183)	(2,897)	(2,691)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	66,253	41,556	170,477	(57,598)	1,695,703	231,908	2,618

Increase (decrease) in net assets resulting from Policy transactions	109,092	117,540	175,560	(58,317)	1,948,241	231,966	90,544

Total increase (decrease) in net assets	93,415	91,885	177,511	(67,567)	1,958,895	237,354	88,697

NET ASSETS:
Beginning of period	39,835	62,457	1,934	118,580	104,805	2	10,198

End of period	$133,250	$154,342	$179,445	$51,013	$2,063,700	$237,356	$98,895

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,200	$5,148	$544	$815	$967	$65,211	$53,689
Net realized gain (loss) on investments	17,601	(121)	(695)	(1,633)	(26)	-	(4,177)
Change in net unrealized appreciation (depreciation) on investments	(42,346)	(60,560)	(729)	(7,609)	4,976	-	341,237

Net increase (decrease) in net assets resulting from operations	(19,545)	(55,533)	(880)	(8,427)	5,917	65,211	390,749

POLICY TRANSACTIONS:
Policy owners' net payments	-	483,588	66,152	-	-	36,180,675	28,075
Policy maintenance charges	(1,203)	(4,450)	(2,389)	(1,331)	(134)	(133,756)	(3,845)
Policy owners' benefits	-	-	-	-	-	(145,283)	-
Net transfers (to) from the Company and/or Subaccounts	(43,966)	1,869	(29,107)	64,813	65,554	(31,676,802)	2,734,829

Increase (decrease) in net assets resulting from Policy transactions	(45,169)	481,007	34,656	63,482	65,420	4,224,834	2,759,059

Total increase (decrease) in net assets	(64,714)	425,474	33,776	55,055	71,337	4,290,045	3,149,808

NET ASSETS:
Beginning of period	164,943	1	9,496	33,188	73	1,519,234	14,067

End of period	$100,229	$425,475	$43,272	$88,243	$71,410	$5,809,279	$3,163,875

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$16,562	$530	$182	$5	$5,867	$21,056	$10,298
Net realized gain (loss) on investments	9,432	8,245	371	8	(48,840)	(12,667)	(242,421)
Change in net unrealized appreciation (depreciation) on investments	(80,687)	(35,490)	(1,236)	(16)	(8,770)	861	75,758

Net increase (decrease) in net assets resulting from operations	(54,693)	(26,715)	(683)	(3)	(51,743)	9,250	(156,365)

POLICY TRANSACTIONS:
Policy owners' net payments	786,976	1,201	-	-	97,806	910,450	217,998
Policy maintenance charges	(18,507)	(2,766)	(141)	(7)	(6,914)	(11,485)	(17,774)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	314,976	177,528	10,136	269	(29,653)	465,770	(590,928)

Increase (decrease) in net assets resulting from Policy transactions	1,083,445	175,963	9,995	262	61,239	1,364,735	(390,704)

Total increase (decrease) in net assets	1,028,752	149,248	9,312	259	9,496	1,373,985	(547,069)

NET ASSETS:
Beginning of period	479,689	14,395	1,164	-	333,538	175,552	1,113,960

End of period	$1,508,441	$163,643	$10,476	$259	$343,034	$1,549,537	$566,891

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,671	$2,141	$1,811	$2	$365	$170	$516
Net realized gain (loss) on investments	6,195	(4,664)	2,574	4	(544)	361	1,452
Change in net unrealized appreciation (depreciation) on investments	(8,192)	(19,751)	(5,780)	(15)	(1,103)	(3,338)	(3,980)

Net increase (decrease) in net assets resulting from operations	3,674	(22,274)	(1,395)	(9)	(1,282)	(2,807)	(2,012)

POLICY TRANSACTIONS:
Policy owners' net payments	197,569	41,560	19,325	-	20,886	-	-
Policy maintenance charges	(2,729)	(3,492)	(2,815)	(6)	(688)	(504)	(211)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	183,831	109,199	93,632	188	(2,327)	33,249	11,297

Increase (decrease) in net assets resulting from Policy transactions	378,671	147,267	110,142	182	17,871	32,745	11,086

Total increase (decrease) in net assets	382,345	124,993	108,747	173	16,589	29,938	9,074

NET ASSETS:
Beginning of period	41,234	41,391	12,226	-	5,666	1,892	13,339

End of period	$423,579	$166,384	$120,973	$173	$22,255	$31,830	$22,413

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,678	$7,453	$4,385	$1,316	$5,255	$2,278	$6,448
Net realized gain (loss) on investments	7,489	22,841	12,484	(1,820)	42,642	27,103	(4,713)
Change in net unrealized appreciation (depreciation) on investments	(19,325)	(31,725)	5,661	(13,980)	53,619	(62,734)	(385)

Net increase (decrease) in net assets resulting from operations	(10,158)	(1,431)	22,530	(14,484)	101,516	(33,353)	1,350

POLICY TRANSACTIONS:
Policy owners' net payments	34,294	445,828	17,352	59,289	380,704	40,319	2,510
Policy maintenance charges	(1,505)	(2,451)	(763)	(3,230)	(7,956)	(4,923)	(2,671)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	47,747	(298)	274,147	50,949	1,704,966	515,150	951,580

Increase (decrease) in net assets resulting from Policy transactions	80,536	443,079	290,736	107,008	2,077,714	550,546	951,419

Total increase (decrease) in net assets	70,378	441,648	313,266	92,524	2,179,230	517,193	952,769

NET ASSETS:
Beginning of period	77,548	1,560	14,399	3,776	147,248	216,461	190,333

End of period	$147,926	$443,208	$327,665	$96,300	$2,326,478	$733,654	$1,143,102

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$286	$79	$4,325	$4,460	$1,604	$1	$115,679
Net realized gain (loss) on investments	(2)	2,421	(17,095)	(8,503)	(6,385)	(6)	(104,890)
Change in net unrealized appreciation (depreciation) on investments	(8,041)	(15,622)	(10,589)	(4,161)	(8,263)	-	234,028

Net increase (decrease) in net assets resulting from operations	(7,757)	(13,122)	(23,359)	(8,204)	(13,044)	(5)	244,817

POLICY TRANSACTIONS:
Policy owners' net payments	13,622	512	309,668	20,043	51,120	510	749,017
Policy maintenance charges	(1,581)	(1,461)	(6,586)	(1,222)	(5,596)	(493)	(38,539)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	75,988	36,694	(44,833)	(57,017)	56,207	(12)	7,743,416

Increase (decrease) in net assets resulting from Policy transactions	88,029	35,745	258,249	(38,196)	101,731	5	8,453,894

Total increase (decrease) in net assets	80,272	22,623	234,890	(46,400)	88,687	-	8,698,711

NET ASSETS:
Beginning of period	1,951	132,334	175,422	86,352	12,469	-	811,150

End of period	$82,223	$154,957	$410,312	$39,952	$101,156	$-	$9,509,861

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP International Index Portfolio, Service Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$324	$1,242	$-	$1,188	$20,357	$14,479	$15
Net realized gain (loss) on investments	285	(53)	-	19,493	926	28,451	(980)
Change in net unrealized appreciation (depreciation) on investments	916	(11,125)	15	(37,124)	14,346	(237,665)	63,057

Net increase (decrease) in net assets resulting from operations	1,525	(9,936)	15	(16,443)	35,629	(194,735)	62,092

POLICY TRANSACTIONS:
Policy owners' net payments	9	48,302	-	422,804	22,206	253,954	32,662
Policy maintenance charges	(55)	(373)	-	(7,076)	(1,231)	(15,792)	(610)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	13,799	-	234	69,876	1,515,275	(29,581)	817,299

Increase (decrease) in net assets resulting from Policy transactions	13,753	47,929	234	485,604	1,536,250	208,581	849,351

Total increase (decrease) in net assets	15,278	37,993	249	469,161	1,571,879	13,846	911,443

NET ASSETS:
Beginning of period	-	-	-	32,398	107,326	1,109,797	3,123

End of period	$15,278	$37,993	$249	$501,559	$1,679,205	$1,123,643	$914,566

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$437	$-	$-	$109	$882	$1,530	$-
Net realized gain (loss) on investments	24,899	(2,985)	(208)	3,057	25,777	274	1,683
Change in net unrealized appreciation (depreciation) on investments	(35,840)	(35,698)	(47)	(8,487)	(48,296)	(20,815)	(3,574)

Net increase (decrease) in net assets resulting from operations	(10,504)	(38,683)	(255)	(5,321)	(21,637)	(19,011)	(1,891)

POLICY TRANSACTIONS:
Policy owners' net payments	181,485	555,607	10,849	225	-	32,889	953
Policy maintenance charges	(1,368)	(5,822)	(101)	(412)	(1,158)	(1,886)	(345)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	38,733	(29,549)	10,493	29,008	22,593	80,845	16,187

Increase (decrease) in net assets resulting from Policy transactions	218,850	520,236	21,241	28,821	21,435	111,848	16,795

Total increase (decrease) in net assets	208,346	481,553	20,986	23,500	(202)	92,837	14,904

NET ASSETS:
Beginning of period	4,506	40,505	-	29,176	108,830	32,029	185

End of period	$212,852	$522,058	$20,986	$52,676	$108,628	$124,866	$15,089

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$174	$-	$3,233	$2,067	$2,932	$1,339	$4,752
Net realized gain (loss) on investments	318	64,386	23,722	732	6,682	(428)	1,958
Change in net unrealized appreciation (depreciation) on investments	32,256	(169,666)	(11,685)	8,148	41,300	(1,941)	(41,096)

Net increase (decrease) in net assets resulting from operations	32,748	(105,280)	15,270	10,947	50,914	(1,030)	(34,386)

POLICY TRANSACTIONS:
Policy owners' net payments	10,605	446,800	479,332	-	83,559	17,996	304,886
Policy maintenance charges	(2,859)	(13,214)	(12,702)	(783)	(4,213)	(268)	(7,894)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	280,915	502,028	596,316	936,076	476,883	68,395	85,620

Increase (decrease) in net assets resulting from Policy transactions	288,661	935,614	1,062,946	935,293	556,229	86,123	382,612

Total increase (decrease) in net assets	321,409	830,334	1,078,216	946,240	607,143	85,093	348,226

NET ASSETS:
Beginning of period	2,229	369,657	194,665	83,223	129,512	896	14,866

End of period	$323,638	$1,199,991	$1,272,881	$1,029,463	$736,655	$85,989	$363,092

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$19	$640	$8,418	$1,385	$3,766	$33	$536
Net realized gain (loss) on investments	(75)	(47)	(9,526)	(514)	(608)	(432)	(436)
Change in net unrealized appreciation (depreciation) on investments	-	(273)	1,081	3,782	16,474	3	(9,586)

Net increase (decrease) in net assets resulting from operations	(56)	320	(27)	4,653	19,632	(396)	(9,486)

POLICY TRANSACTIONS:
Policy owners' net payments	1,165	1,182	12,585	7,092	11,750	-	76,124
Policy maintenance charges	(1,107)	(1,276)	(1,909)	(6,665)	(73)	(59)	(4,340)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2)	92,260	592,957	209,737	434,880	(2,498)	55,095

Increase (decrease) in net assets resulting from Policy transactions	56	92,166	603,633	210,164	446,557	(2,557)	126,879

Total increase (decrease) in net assets	-	92,486	603,606	214,817	466,189	(2,953)	117,393

NET ASSETS:
Beginning of period	1	1	88,277	5	-	2,953	25,248

End of period	$1	$92,487	$691,883	$214,822	$466,189	$-	$142,641

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund,Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1	$1,178	$-	$6,151	$407	$227	$-
Net realized gain (loss) on investments	(152)	(1,768)	(1,891)	26,416	(908)	(4,218)	(2,529)
Change in net unrealized appreciation (depreciation) on investments	(336)	(4,681)	(2,963)	31,009	(41,085)	2,604	(132,462)

Net increase (decrease) in net assets resulting from operations	(487)	(5,271)	(4,854)	63,576	(41,586)	(1,387)	(134,991)

POLICY TRANSACTIONS:
Policy owners' net payments	38,657	24,389	23,760	185,885	1,504,233	1,150	81,729
Policy maintenance charges	(2,135)	(2,001)	(435)	(18,666)	(20,999)	(1,007)	(5,818)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	9,287	45,444	44,481	1,535,921	68,136	182,295	682,394

Increase (decrease) in net assets resulting from Policy transactions	45,809	67,832	67,806	1,703,140	1,551,370	182,438	758,305

Total increase (decrease) in net assets	45,322	62,561	62,952	1,766,716	1,509,784	181,051	623,314

NET ASSETS:
Beginning of period	-	10,332	3,830	228,476	66,105	56,731	169,840

End of period	$45,322	$72,893	$66,782	$1,995,192	$1,575,889	$237,782	$793,154

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$15	$28	$-
Net realized gain (loss) on investments	(110)	(669)	528
Change in net unrealized appreciation (depreciation) on investments	(236)	25,685	(913)

Net increase (decrease) in net assets resulting from operations	(331)	25,044	(385)

POLICY TRANSACTIONS:
Policy owners' net payments	9,968	6,097	796
Policy maintenance charges	(1,639)	(1,892)	(25)
Policy owners' benefits	-	-	-
Net transfers (to) from the Company and/or Subaccounts	2,108	1,762,858	1,971

Increase (decrease) in net assets resulting from Policy transactions	10,437	1,767,063	2,742

Total increase (decrease) in net assets	10,106	1,792,107	2,357

NET ASSETS:
Beginning of period	-	9,469	-

End of period	$10,106	$1,801,576	$2,357

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE COLI VUL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The Protective COLI VUL (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on June 14, 2021, and exists in accordance with the regulations of the Tennessee Department of Commerce and Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Protective Executive Benefits Registered VUL

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 102 Subaccounts, as follows:

American Century Investments VP Capital Appreciation Fund, Class I (a)

American Century Investments VP Mid Cap Value Fund, Class I

American Century Investments VP Ultra Fund, Class I

American Century Investments VP Value Fund, Class I

American Funds IS Capital World Growth and Income Fund, Class 2 (a)

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2 (a)

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2 (a)

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Dimensional VIT Inflation Protected Securities Portfolio, Institutional

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class (a)

Empower Ariel Mid Cap Value Fund, Investor Class (a)

Empower Bond Index Fund, Investor Class (a)

Empower Conservative Profile Fund, Investor Class (a)

Empower Core Bond Fund, Investor Class (a)

Empower Emerging Markets Equity Fund, Investor Class (a)

Empower Government Money Market Fund, Investor Class (a)

Empower International Index Fund, Investor Class (a)

Empower International Value Fund, Investor Class (a)

Empower Large Cap Growth Fund, Investor Class (a)

Empower Lifetime 2015 Fund, Investor Class (a)

Empower Lifetime 2020 Fund, Investor Class (a)

Empower Lifetime 2025 Fund, Investor Class (a)

Empower Lifetime 2030 Fund, Investor Class (a)

Empower Lifetime 2035 Fund, Investor Class (a)

Empower Lifetime 2040 Fund, Investor Class (a)

Empower Lifetime 2045 Fund, Investor Class (a)

Empower Lifetime 2050 Fund, Investor Class (a)

Empower Lifetime 2055 Fund, Investor Class (a)

Empower Lifetime 2060 Fund, Investor Class (a)

Empower Mid Cap Value Fund, Investor Class (a)

Empower Moderate Profile Fund, Investor Class (a)

Empower Moderately Aggressive Profile Fund, Investor Class (a)

Empower Moderately Conservative Profile Fund, Investor Class (a)

Empower Multi-Sector Bond Fund, Investor Class (a)

Empower Real Estate Index Fund, Investor Class (a)

Empower S&P Mid Cap 400 Index Fund, Investor Class (a)

Empower S&P Small Cap 600 Index Fund, Investor Class (a)

Empower Short Duration Bond Fund, Investor Class (a)

Empower Small Cap Growth Fund, Investor Class (a)

Empower Small Cap Value Fund, Investor Class (a)

Empower U.S. Government Securities Fund, Investor Class (a)

Federated Hermes High Income Bond Fund II

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2 (a)

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Index Portfolio, Service Class 2 (a)

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (a)

Invesco Global Real Estate Fund, Series I (a)

Invesco V.I. EQV International Equity Fund, Series I (a)

Invesco V.I. Main Street Small Cap Fund

Janus Aspen Series Janus Henderson Flexible Bond Portfolio

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Forty Fund, Class I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Total Return Portfolio (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class (a)

LVIP JPMorgan U.S. Equity Fund, Standard Class

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Global Real Estate Portfolio, Initial Class

MFS Growth Series, Initial Class

MFS International Growth Portfolio, Initial Class

MFS Mid Cap Growth Series, Initial Class

MFS Mid Cap Value Portfolio, Initial Class

MFS New Discovery Series, Initial Class (a)

MFS Research Series, Initial Class (a)

MFS Total Return Bond Series, Initial Class

MFS Value Series, Initial Class

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Income Portfolio, Institutional Class (a)

PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class (a)

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Real Estate Shares VCT Portfolio, Class I (a)

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

T. Rowe Price Blue Chip Growth Portfolio, Class II

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Real Estate Index Portfolio (a)

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I (a)

(a) See Subaccount Changes tables below

Subaccount Changes:

On August 1, 2022, the following Subaccounts changed their names:

Previous Name	New Name
Great-West Aggressive Profile Investor Class	Empower Aggressive Profile Fund, Investor Class
Great-West Ariel Mid Cap Value Fund Investor	Empower Ariel Mid Cap Value Fund, Investor Class
Great-West Bond Index Fund Investor	Empower Bond Index Fund, Investor Class
Great-West Conservative Profile Investor	Empower Conservative Profile Fund, Investor Class
Great-West Core Bond Fund Investor	Empower Core Bond Fund, Investor Class
Great-West Emerging Markets Equity Investor	Empower Emerging Markets Equity Fund, Investor Class
Great-West Gov Money Market Investor	Empower Government Money Market Fund, Investor Class
Great-West International Index Fund Investor	Empower International Index Fund, Investor Class
Great-West International Value Fund Investor	Empower International Value Fund, Investor Class
Great-West Large Cap Growth Fund Investor	Empower Large Cap Growth Fund, Investor Class
Great-West Lifetime 2015 Investor	Empower Lifetime 2015 Fund, Investor Class
Great-West Lifetime 2025 Investor	Empower Lifetime 2025 Fund, Investor Class
Great-West Lifetime 2030 Investor	Empower Lifetime 2030 Fund, Investor Class

Previous Name	New Name
Great-West Lifetime 2035 Investor	Empower Lifetime 2035 Fund, Investor Class
Great-West Lifetime 2040 Investor	Empower Lifetime 2040 Fund, Investor Class
Great-West Lifetime 2045 Investor	Empower Lifetime 2045 Fund, Investor Class
Great-West Lifetime 2050 Investor	Empower Lifetime 2050 Fund, Investor Class
Great-West Lifetime 2060 Investor	Empower Lifetime 2060 Fund, Investor Class
Great-West Loomis Sayles Small Cap Value Fund Investor	Empower Small Cap Value Fund, Investor Class
Great-West Mid Cap Value Investor	Empower Mid Cap Value Fund, Investor Class
Great-West Moderate Profile Investor	Empower Moderate Profile Fund, Investor Class
Great-West Moderately Aggr Profile Investor	Empower Moderately Aggressive Profile Fund, Investor Class
Great-West Moderately Cnsrv Profile Investor	Empower Moderately Conservative Profile Fund, Investor Class
Great-West Multi-Sector Bond Fund Investor	Empower Multi-Sector Bond Fund, Investor Class
Great-West Real Estate Index Fund Investor	Empower Real Estate Index Fund, Investor Class
Great-West S&P Mid Cap 400 Index Fund Investor	Empower S&P Mid Cap 400 Index Fund, Investor Class
Great-West S&P Smallcap 600 Index Fund Investor	Empower S&P Small Cap 600 Index Fund, Investor Class
Great-West Short Duration Bond Fund Investor	Empower Short Duration Bond Fund, Investor Class
Great-West Small Cap Growth Investor	Empower Small Cap Growth Fund, Investor Class
Great-West US Govt Secur Fund Investor	Empower U.S. Government Securities Fund, Investor Class

During 2023 or 2022, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Century Investments VP Capital Appreciation Fund, Class I	June 3, 2022
American Funds IS Capital World Growth and Income Fund, Class 2	December 8, 2023
American Funds IS Growth-Income Fund, Class 2	August 25, 2022
American Funds IS Washington Mutual Investors Fund, Class 2	October 12, 2022
Empower Lifetime 2020 Fund, Investor Class	January 19, 2022
Empower Lifetime 2055 Fund, Investor Class	March 8, 2022
Fidelity VIP Extended Market Index Portfolio, Service Class 2	September 19, 2022
Fidelity VIP International Index Portfolio, Service Class 2	September 21, 2022
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	August 28, 2023
Invesco Global Real Estate Fund, Series I	January 18, 2022
Invesco V.I. EQV International Equity Fund, Series I	November 4, 2022
Lord Abbett Series Fund Total Return Portfolio	December 18, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	September 12, 2022
MFS New Discovery Series, Initial Class	November 15, 2023
MFS Research Series, Initial Class	August 28, 2023
PIMCO Income Portfolio, Institutional Class	June 20, 2023
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	August 16, 2023
Pioneer Real Estate Shares VCT Portfolio, Class I	January 18, 2022
Vanguard VIF Real Estate Index Portfolio	October 25, 2023
Victory RS Small Cap Growth Equity VIP Series, Class I	January 18, 2022

During 2023, the following Subaccount was closed:

Subaccount Name	Date of Closure
Pioneer Real Estate Shares VCT Portfolio, Class I	April 28, 2023

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
American Century Investments VP Capital Appreciation Fund, Class I	$124,373	$76,858
American Century Investments VP Mid Cap Value Fund, Class I	345,357	124,318
American Century Investments VP Ultra Fund, Class I	808,254	494,786
American Century Investments VP Value Fund, Class I	173,773	24,355
American Funds IS Capital World Growth and Income Fund, Class 2	2,813	51
American Funds IS Global Small Capitalization Fund, Class 2	454,654	150,094
American Funds IS Growth Fund, Class 2	1,509,859	483,444
American Funds IS Growth-Income Fund, Class 2	121,087	72,056
American Funds IS International Fund, Class 2	228,890	20,884
American Funds IS New World Fund, Class 2	404,168	102,592
American Funds IS Washington Mutual Investors Fund, Class 2	22,853	2,584
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	1,482,943	471,544
BlackRock Global Allocation V.I. Fund, Class I	164,148	29,815
BlackRock High Yield V.I., Class I	581,699	399,494
BNY Mellon Stock Index Fund, Initial Shares	940,268	356,393
ClearBridge Variable Mid Cap Portfolio, Class I	181,024	36,713
ClearBridge Variable Small Cap Growth Portfolio, Class I	178,141	102,462
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	696,214	255,569
DWS High Income VIP, Class A	30,770	32,619
DWS Small Cap Index VIP, Class A	945,336	88,195
Eaton Vance VT Floating-Rate Income, Initial Class	102,054	12,280
Empower Aggressive Profile Fund, Investor Class	179,281	32,421
Empower Ariel Mid Cap Value Fund, Investor Class	134,550	5,723
Empower Bond Index Fund, Investor Class	223,810	15,586
Empower Conservative Profile Fund, Investor Class	78,375	20,635
Empower Core Bond Fund, Investor Class	144,161	69,886
Empower Emerging Markets Equity Fund, Investor Class	37,467	19,143
Empower Government Money Market Fund, Investor Class	26,354,932	20,524,089
Empower International Index Fund, Investor Class	1,077,186	537,647
Empower International Value Fund, Investor Class	375,051	282,036
Empower Large Cap Growth Fund, Investor Class	400,122	90,026
Empower Lifetime 2015 Fund, Investor Class	14,322	5,155
Empower Lifetime 2020 Fund, Investor Class	310,057	20,476
Empower Lifetime 2025 Fund, Investor Class	1,237,638	779,763
Empower Lifetime 2030 Fund, Investor Class	1,386,161	631,955
Empower Lifetime 2035 Fund, Investor Class	2,429,954	1,357,913
Empower Lifetime 2040 Fund, Investor Class	547,609	171,204
Empower Lifetime 2045 Fund, Investor Class	1,181,809	360,953
Empower Lifetime 2050 Fund, Investor Class	392,486	89,652
Empower Lifetime 2055 Fund, Investor Class	117,527	1,272
Empower Lifetime 2060 Fund, Investor Class	240,145	48,864
Empower Mid Cap Value Fund, Investor Class	37,581	2,288
Empower Moderate Profile Fund, Investor Class	29,653	3,199
Empower Moderately Aggressive Profile Fund, Investor Class	85,743	3,911
Empower Moderately Conservative Profile Fund, Investor Class	92,989	9,099

Subaccount	Purchases	Sales
Empower Multi-Sector Bond Fund, Investor Class	$208,206	$73,465
Empower Real Estate Index Fund, Investor Class	223,800	77,947
Empower S&P Mid Cap 400 Index Fund, Investor Class	1,869,351	689,954
Empower S&P Small Cap 600 Index Fund, Investor Class	284,815	144,159
Empower Short Duration Bond Fund, Investor Class	1,010,998	1,457,789
Empower Small Cap Growth Fund, Investor Class	138,788	26,598
Empower Small Cap Value Fund, Investor Class	331,787	128,991
Empower U.S. Government Securities Fund, Investor Class	419,399	130,557
Federated Hermes High Income Bond Fund II	219,964	16,729
Fidelity VIP Emerging Markets Portfolio, Service Class 2	147,216	43,210
Fidelity VIP Extended Market Index Portfolio, Service Class 2	127,646	4,595
Fidelity VIP Index 500 Portfolio, Initial Class	10,720,148	4,846,087
Fidelity VIP International Index Portfolio, Service Class 2	283,179	54,279
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	19,945	127
Invesco Global Real Estate Fund, Series I	21,298	437
Invesco V.I. EQV International Equity Fund, Series I	195,131	198,038
Invesco V.I. Main Street Small Cap Fund	422,706	244,656
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	949,572	271,489
Janus Henderson Balanced Fund, Class I	344,898	90,843
Janus Henderson Enterprise Fund, Class I	426,802	95,188
Janus Henderson Forty Fund, Class I	83,141	19,894
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	246,557	141,737
Lord Abbett Series Fund Total Return Portfolio	11,393	384
LVIP JPMorgan Small Cap Core Fund, Standard Class	190,873	66,899
LVIP JPMorgan U.S. Equity Fund, Standard Class	72,829	17,655
MFS Blended Research Small Cap Equity Portfolio, Initial Class	37,407	72,444
MFS Global Real Estate Portfolio, Initial Class	897,288	156,886
MFS Growth Series, Initial Class	28,993	2,763
MFS International Growth Portfolio, Initial Class	408,551	74,065
MFS Mid Cap Growth Series, Initial Class	268,397	154,638
MFS Mid Cap Value Portfolio, Initial Class	522,593	223,391
MFS New Discovery Series, Initial Class	9,733	80
MFS Research Series, Initial Class	11,958	78
MFS Total Return Bond Series, Initial Class	379,704	25,346
MFS Value Series, Initial Class	236,597	64,253
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	87,942	45,499
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	320,542	25,169
PIMCO High Yield Portfolio, Admin Class	6,190	2,078
PIMCO Income Portfolio, Institutional Class	27,232	1,404
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	1,728	332
PIMCO Low Duration Portfolio, Admin Class	61,541	13,499
PIMCO Real Return Portfolio, Admin Class	371,344	23,533
PIMCO Total Return Portfolio, Admin Class	306,938	71,429
Pioneer Real Estate Shares VCT Portfolio, Class I	2,442	483,611
Putnam VT Focused International Equity Fund, Class IA	442	442
Putnam VT Global Asset Allocation Fund, Class IA	146,177	16,767
Putnam VT High Yield Fund, Class IA	52,344	9,279
Putnam VT International Value Fund, Class IA	198,064	86,731
Putnam VT Large Cap Growth Fund, Class IA	517,133	139,477

Subaccount	Purchases	Sales
Putnam VT Large Cap Value Fund, Class IA	$1,961,223	$1,039,504
Putnam VT Research Fund, Class IA	123,184	129,661
Putnam VT Small Cap Value Fund, Class IA	260,511	166,747
T. Rowe Price Blue Chip Growth Portfolio, Class II	664,114	244,828
Vanguard VIF Global Bond Index Portfolio	33,784	3,206
Vanguard VIF Real Estate Index Portfolio	9,401	59
Vanguard VIF Total Bond Market Index Portfolio	1,427,059	961,619
Victory RS Small Cap Growth Equity VIP Series, Class I	5,265	5,698

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Investments VP Capital Appreciation Fund, Class I	13,739	8,364	5,375	6,444	2,120	4,324
American Century Investments VP Mid Cap Value Fund, Class I	24,789	10,121	14,668	16,432	1,152	15,280
American Century Investments VP Ultra Fund, Class I	68,966	47,419	21,547	86,877	26,842	60,035
American Century Investments VP Value Fund, Class I	12,892	1,870	11,022	1,795	3,337	(1,542)
American Funds IS Capital World Growth and Income Fund, Class 2	253	4	249	20,952	4,111	16,841
American Funds IS Global Small Capitalization Fund, Class 2	52,429	18,357	34,072	191,653	42,861	148,792
American Funds IS Growth Fund, Class 2	130,695	44,055	86,640	6,455	1,557	4,898
American Funds IS Growth-Income Fund, Class 2	9,786	6,147	3,639	34,408	2,357	32,051
American Funds IS International Fund, Class 2	25,446	2,351	23,095	89,977	6,609	83,368
American Funds IS New World Fund, Class 2	41,599	11,111	30,488	26,072	52	26,020
American Funds IS Washington Mutual Investors Fund, Class 2	1,442	246	1,196	91,408	11,621	79,787
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	139,720	45,415	94,305	15,508	1,267	14,241
BlackRock Global Allocation V.I. Fund, Class I	16,513	3,075	13,438	111,258	14,155	97,103
BlackRock High Yield V.I., Class I	49,135	39,605	9,530	54,803	1,696	53,107
BNY Mellon Stock Index Fund, Initial Shares	74,662	30,092	44,570	13,096	2,737	10,359
ClearBridge Variable Mid Cap Portfolio, Class I	17,078	3,510	13,568	19,953	6,920	13,033
ClearBridge Variable Small Cap Growth Portfolio, Class I	20,654	11,740	8,914	31,595	13,331	18,264
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	71,597	27,136	44,461	17	5,987	(5,970)
DWS High Income VIP, Class A	2,769	3,229	(460)	210,227	684	209,543
DWS Small Cap Index VIP, Class A	84,369	8,671	75,698	33,324	9,898	23,426
Eaton Vance VT Floating-Rate Income, Initial Class	7,284	1,116	6,168	9,833	1,126	8,707
Empower Aggressive Profile Fund, Investor Class	15,100	2,830	12,270	-	3,848	(3,848)
Empower Ariel Mid Cap Value Fund, Investor Class	9,849	492	9,357	50,881	539	50,342
Empower Bond Index Fund, Investor Class	25,816	1,826	23,990	9,940	6,350	3,590
Empower Conservative Profile Fund, Investor Class	7,477	2,066	5,411	11,290	4,182	7,108
Empower Core Bond Fund, Investor Class	16,138	8,031	8,107	9,403	18	9,385
Empower Emerging Markets Equity Fund, Investor Class	4,483	2,391	2,092	3,555,201	3,133,237	421,964

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Government Money Market Fund, Investor Class	2,499,831	1,973,469	526,362	328,367	2,627	325,740
Empower International Index Fund, Investor Class	84,123	50,060	34,063	119,897	5,835	114,062
Empower International Value Fund, Investor Class	30,082	26,947	3,135	17,474	1,425	16,049
Empower Large Cap Growth Fund, Investor Class	35,131	8,121	27,010	1,276	296	980
Empower Lifetime 2015 Fund, Investor Class	1,342	510	832	38	11	27
Empower Lifetime 2020 Fund, Investor Class	29,167	2,006	27,161	34,430	27,662	6,768
Empower Lifetime 2025 Fund, Investor Class	119,512	77,285	42,227	165,174	20,935	144,239
Empower Lifetime 2030 Fund, Investor Class	123,253	61,886	61,367	87,105	125,290	(38,185)
Empower Lifetime 2035 Fund, Investor Class	227,693	131,332	96,361	41,709	2,206	39,503
Empower Lifetime 2040 Fund, Investor Class	47,858	16,518	31,340	18,902	5,540	13,362
Empower Lifetime 2045 Fund, Investor Class	107,447	34,038	73,409	13,448	2,236	11,212
Empower Lifetime 2050 Fund, Investor Class	34,971	8,478	26,493	28	11	17
Empower Lifetime 2055 Fund, Investor Class	10,330	118	10,212	2,557	774	1,783
Empower Lifetime 2060 Fund, Investor Class	21,901	4,672	17,229	2,647	78	2,569
Empower Mid Cap Value Fund, Investor Class	2,989	190	2,799	1,089	21	1,068
Empower Moderate Profile Fund, Investor Class	2,703	305	2,398	8,182	213	7,969
Empower Moderately Aggressive Profile Fund, Investor Class	6,912	370	6,542	45,079	244	44,835
Empower Moderately Conservative Profile Fund, Investor Class	6,379	887	5,492	74,736	39,786	34,950
Empower Multi-Sector Bond Fund, Investor Class	20,888	7,965	12,923	10,233	1,467	8,766
Empower Real Estate Index Fund, Investor Class	19,857	7,100	12,757	222,302	22,502	199,800
Empower S&P Mid Cap 400 Index Fund, Investor Class	143,653	59,195	84,458	53,228	2,493	50,735
Empower S&P Small Cap 600 Index Fund, Investor Class	22,328	13,098	9,230	109,851	9,771	100,080
Empower Short Duration Bond Fund, Investor Class	100,331	147,831	(47,500)	9,584	705	8,879
Empower Small Cap Growth Fund, Investor Class	14,222	2,621	11,601	3,659	682	2,977
Empower Small Cap Value Fund, Investor Class	25,153	10,128	15,025	59,000	29,284	29,716
Empower U.S. Government Securities Fund, Investor Class	46,666	14,935	31,731	2,439	6,325	(3,886)
Federated Hermes High Income Bond Fund II	21,917	1,697	20,220	12,508	2,246	10,262
Fidelity VIP Emerging Markets Portfolio, Service Class 2	16,644	5,074	11,570	30	30	-
Fidelity VIP Extended Market Index Portfolio, Service Class 2	12,389	448	11,941	1,028,860	85,653	943,207
Fidelity VIP Index 500 Portfolio, Initial Class	970,455	453,955	516,500	2,621	1,028	1,593
Fidelity VIP International Index Portfolio, Service Class 2	26,482	5,265	21,217	-	-	-

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	1,995	13	1,982	4,009	30		3,979
Invesco Global Real Estate Fund, Series I	2,265	45	2,220	28	0	*	28
Invesco V.I. EQV International Equity Fund, Series I	20,375	20,311	64	45,689	2,384		43,305
Invesco V.I. Main Street Small Cap Fund	36,788	22,272	14,516	247,303	63,018		184,285
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	98,899	31,034	67,865	24,070	4,387		19,683
Janus Henderson Balanced Fund, Class I	30,172	8,490	21,682	91,400	947		90,453
Janus Henderson Enterprise Fund, Class I	31,604	8,790	22,814	26,780	1,717		25,063
Janus Henderson Forty Fund, Class I	8,446	1,930	6,516	70,103	4,913		65,190
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	23,885	14,910	8,975	1,521	440		1,081
Lord Abbett Series Fund Total Return Portfolio	1,200	42	1,158	3,118	425		2,693
LVIP JPMorgan Small Cap Core Fund, Standard Class	18,599	6,594	12,005	1,917	102		1,815
LVIP JPMorgan U.S. Equity Fund, Standard Class	5,643	1,429	4,214	12,493	2,070		10,423
MFS Blended Research Small Cap Equity Portfolio, Initial Class	2,785	6,313	(3,528)	1,849	114		1,735
MFS Global Real Estate Portfolio, Initial Class	84,561	16,125	68,436	34,505	743		33,762
MFS Growth Series, Initial Class	2,613	261	2,352	110,532	2,180		108,352
MFS International Growth Portfolio, Initial Class	36,735	7,040	29,695	91,805	1,945		89,860
MFS Mid Cap Growth Series, Initial Class	27,095	16,581	10,514	-	-		-
MFS Mid Cap Value Portfolio, Initial Class	34,904	17,450	17,454	-	-		-
MFS New Discovery Series, Initial Class	1,018	8	1,010	110,613	123		110,490
MFS Research Series, Initial Class	1,006	7	999	54,828	4,409		50,419
MFS Total Return Bond Series, Initial Class	37,810	2,802	35,008	7,049	526		6,523
MFS Value Series, Initial Class	14,064	5,336	8,728	41,719	2,264		39,455
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	5,334	3,043	2,291	105	105		-
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	35,444	2,900	32,544	-	-		-
PIMCO High Yield Portfolio, Admin Class	614	211	403	-	-		-
PIMCO Income Portfolio, Institutional Class	2,641	134	2,507	10,013	123		9,890
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class	171	33	138	72,889	7,597		65,292
PIMCO Low Duration Portfolio, Admin Class	6,002	1,408	4,594	25,987	721		25,266

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO Real Return Portfolio, Admin Class	36,488	2,443	34,045	46,951	401	46,550
PIMCO Total Return Portfolio, Admin Class	33,671	8,267	25,404	124	380	(256)
Pioneer Real Estate Shares VCT Portfolio, Class I	178	46,728	(46,550)	15,282	2,862	12,420
Putnam VT Focused International Equity Fund, Class IA	42	42	-	5,085	255	4,830
Putnam VT Global Asset Allocation Fund, Class IA	13,311	1,562	11,749	7,621	1,836	5,785
Putnam VT High Yield Fund, Class IA	5,004	935	4,069	7,520	1,210	6,310
Putnam VT International Value Fund, Class IA	16,204	7,116	9,088	145,930	4,152	141,778
Putnam VT Large Cap Growth Fund, Class IA	46,958	12,406	34,552	148,352	2,695	145,657
Putnam VT Large Cap Value Fund, Class IA	134,346	79,077	55,269	19,777	5,011	14,766
Putnam VT Research Fund, Class IA	9,285	11,050	(1,765)	103,564	8,596	94,968
Putnam VT Small Cap Value Fund, Class IA	16,505	12,492	4,013	1,309	154	1,155
T. Rowe Price Blue Chip Growth Portfolio, Class II	79,236	26,331	52,905	-	-	-
Vanguard VIF Global Bond Index Portfolio	3,733	359	3,374	207,196	2,416	204,780
Vanguard VIF Real Estate Index Portfolio	1,071	6	1,065	414	16	398
Vanguard VIF Total Bond Market Index Portfolio	157,595	109,891	47,704	-	-	-
Victory RS Small Cap Growth Equity VIP Series, Class I	816	885	(69)	-	-	-

* The Subaccount has units that round to less than one.

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is assessed on each premium payment received; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% - 10.0% of each premium payment

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10.00 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.90% of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any Policy year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 for any Policy year that had two or more partial withdrawals

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Invoking the Terminal Illness Accelerated Death Benefit Endorsement
This charge is assessed to reimburse the Company for costs incurred from invoking the Terminal Illness Accelerated Death Benefit Endorsement. The charge is deducted upon invocation, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$150 upon invocation

Change of Insured Endorsement Charge
This charge is assessed to reimburse the Company for costs incurred from a change of insured endorsement. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$400 per change

Change of Death Benefit Option Charge
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$100 per change

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as net Policy loan repayments (withdrawals) within the Statements of Changes in Net Assets.	0.90% - 1.50% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the three years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Century Investments VP Capital Appreciation Fund, Class I
2023	10		$10.06	$98	0.00%	20.69%
2022	4		8.33	36	0.00%	(1.75)%
American Century Investments VP Mid Cap Value Fund, Class I
2023	31		13.01	400	2.61%	6.13%
2022	16		12.26	197	1.62%	(1.19)%
2021	1		12.40	10	0.75%	6.87%
American Century Investments VP Ultra Fund, Class I
2023	127		12.33	1,566	0.00%	43.51%
2022	105		8.59	906	0.00%	(32.38)%
2021	45		12.70	577	0.00%	14.03%
American Century Investments VP Value Fund, Class I
2023	16		13.73	216	2.71%	9.10%
2022	5		12.58	60	1.86%	0.54%
2021	5		12.52	66	3.06%	(0.06)%
American Funds IS Capital World Growth and Income Fund, Class 2
2023	0	*	11.73	3	0.00%	4.94%
American Funds IS Global Small Capitalization Fund, Class 2
2023	78		9.27	724	0.27%	16.17%
2022	44		7.98	352	0.00%	(29.55)%
2021	27		11.32	309	0.00%	(1.38)%
American Funds IS Growth Fund, Class 2
2023	255		12.14	3,092	0.41%	38.48%
2022	168		8.77	1,474	0.42%	(29.94)%
2021	19		12.51	242	0.26%	7.10%
American Funds IS Growth-Income Fund, Class 2
2023	8		13.25	100	1.65%	26.14%
2022	4		10.50	41	3.11%	(4.16)%
American Funds IS International Fund, Class 2
2023	57		9.42	533	1.57%	15.84%
2022	34		8.13	272	3.00%	(20.79)%
2021	1		10.27	15	5.29%	(3.48)%
American Funds IS New World Fund, Class 2
2023	115		9.86	1,135	1.59%	16.00%
2022	85		8.50	720	1.50%	(22.10)%
2021	1		10.91	14	2.19%	0.48%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Washington Mutual Investors Fund, Class 2
2023	27		$11.62	$316	1.96%	17.29%
2022	26		9.91	258	4.66%	11.56%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2023	189		11.20	2,114	2.70%	15.62%
2022	94		9.69	914	3.58%	(14.82)%
2021	16		11.38	177	3.69%	4.38%
BlackRock Global Allocation V.I. Fund, Class I
2023	34		10.40	350	2.58%	12.83%
2022	20		9.22	187	0.00%	(15.86)%
2021	5		10.95	55	1.06%	0.16%
BlackRock High Yield V.I., Class I
2023	127		10.78	1,372	6.56%	13.19%
2022	118		9.53	1,121	3.26%	(10.34)%
2021	21		10.63	219	1.95%	1.93%
BNY Mellon Stock Index Fund, Initial Shares
2023	104		13.45	1,399	1.52%	25.93%
2022	59		10.68	635	2.10%	(18.32)%
2021	6		13.07	83	0.68%	12.90%
ClearBridge Variable Mid Cap Portfolio, Class I
2023	27		11.28	304	0.15%	12.92%
2022	13		9.99	133	0.58%	(25.31)%
2021	3		13.38	40	0.00%	7.95%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2023	27		9.14	249	0.00%	8.40%
2022	18		8.43	154	0.00%	(28.85)%
2021	5		11.85	62	0.00%	(7.17)%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2023	64		9.60	613	5.21%	4.02%
2022	19		9.23	179	16.19%	(12.45)%
2021	0	*	10.54	2	6.04%	2.50%
DWS High Income VIP, Class A
2023	5		10.64	52	5.68%	11.34%
2022	5		9.55	51	6.77%	(8.88)%
2021	11		10.48	119	0.00%	0.82%
DWS Small Cap Index VIP, Class A
2023	293		11.09	3,249	1.07%	16.76%
2022	217		9.50	2,064	0.22%	(20.64)%
2021	9		11.97	105	0.00%	1.64%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Eaton Vance VT Floating-Rate Income, Initial Class
2023	30		$11.27	$333		8.20%	11.21%
2022	23		10.13	237		3.08%	(2.74)%
2021	0	*	10.42	0	*	214.38%	1.43%
Empower Aggressive Profile Fund, Investor Class
2023	22		12.12	264		3.92%	16.94%
2022	10		10.37	99		2.36%	(15.17)%
2021	1		12.22	10		16.29%	2.46%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	18		12.45	227		2.58%	10.45%
2022	9		11.27	100		3.92%	(12.94)%
2021	13		12.95	165		0.00%	(1.28)%
Empower Bond Index Fund, Investor Class
2023	74		8.88	660		1.93%	5.02%
2022	50		8.45	425		2.42%	(13.68)%
2021	0	*	9.79	0	*	52.26%	(1.80)%
Empower Conservative Profile Fund, Investor Class
2023	10		10.47	103		3.69%	8.25%
2022	4		9.67	43		2.06%	(9.93)%
2021	1		10.74	9		6.22%	1.90%
Empower Core Bond Fund, Investor Class
2023	19		8.96	166		2.04%	6.20%
2022	10		8.43	88		1.34%	(14.70)%
2021	3		9.89	33		0.36%	(0.84)%
Empower Emerging Markets Equity Fund, Investor Class
2023	11		8.34	96		2.22%	9.67%
2022	9		7.60	71		2.71%	(22.34)%
2021	0	*	9.79	0	*	6.32%	(4.00)%
Empower Government Money Market Fund, Investor Class
2023	1,100		10.58	11,643		4.51%	4.54%
2022	574		10.12	5,809		1.78%	1.22%
2021	152		10.00	1,519		0.01%	0.01%
Empower International Index Fund, Investor Class
2023	360		11.41	4,107		2.25%	17.52%
2022	326		9.71	3,164		3.38%	(14.74)%
2021	1		11.38	14		3.91%	2.16%
Empower International Value Fund, Investor Class
2023	159		11.40	1,816		1.51%	18.03%
2022	156		9.66	1,508		1.67%	(15.18)%
2021	42		11.39	480		2.80%	(0.73)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Large Cap Growth Fund, Investor Class
2023	44		$12.70	$562		0.10%	33.57%
2022	17		9.51	164		0.59%	(23.16)%
2021	1		12.37	14		0.51%	7.14%
Empower Lifetime 2015 Fund, Investor Class
2023	2		10.64	20		3.17%	10.33%
2022	1		9.64	10		3.13%	(12.27)%
2021	0	*	10.99	1		3.16%	2.29%
Empower Lifetime 2020 Fund, Investor Class
2023	27		10.70	291		6.43%	10.97%
2022	0	*	9.64	0	*	1.90%	(10.51)%
Empower Lifetime 2025 Fund, Investor Class
2023	78		10.79	840		2.21%	11.91%
2022	36		9.64	343		1.73%	(13.83)%
2021	30		11.19	334		3.77%	2.68%
Empower Lifetime 2030 Fund, Investor Class
2023	221		10.97	2,425		2.84%	13.07%
2022	160		9.70	1,550		2.44%	(14.62)%
2021	15		11.37	176		3.90%	3.04%
Empower Lifetime 2035 Fund, Investor Class
2023	154		11.18	1,726		3.27%	14.40%
2022	58		9.77	567		1.23%	(15.62)%
2021	96		11.58	1,114		4.09%	3.07%
Empower Lifetime 2040 Fund, Investor Class
2023	74		11.40	847		2.77%	15.73%
2022	43		9.85	424		2.44%	(16.30)%
2021	4		11.77	41		5.47%	3.78%
Empower Lifetime 2045 Fund, Investor Class
2023	90		11.53	1,040		2.44%	16.73%
2022	17		9.88	166		2.06%	(16.82)%
2021	3		11.87	41		4.27%	3.28%
Empower Lifetime 2050 Fund, Investor Class
2023	39		11.57	448		3.15%	17.05%
2022	12		9.88	121		2.72%	(16.95)%
2021	1		11.90	12		5.89%	3.86%
Empower Lifetime 2055 Fund, Investor Class
2023	10		11.54	118		2.25%	17.06%
2022	0	*	9.86	0	*	1.15%	(5.64)%
Empower Lifetime 2060 Fund, Investor Class
2023	19		11.51	224		4.49%	16.97%
2022	2		9.84	22		2.61%	(17.10)%
2021	0	*	11.87	6		29.19%	0.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower Mid Cap Value Fund, Investor Class
2023	6		$13.52	$74	0.53%	15.15%
2022	3		11.74	32	1.01%	(11.76)%
2021	0	*	13.30	2	34.76%	8.12%
Empower Moderate Profile Fund, Investor Class
2023	5		11.19	52	4.24%	11.93%
2022	2		9.99	22	2.89%	(12.02)%
2021	1		11.36	13	16.54%	(0.14)%
Empower Moderately Aggressive Profile Fund, Investor Class
2023	21		11.48	243	2.76%	13.60%
2022	15		10.11	148	1.49%	(13.09)%
2021	7		11.63	78	7.41%	3.37%
Empower Moderately Conservative Profile Fund, Investor Class
2023	50		10.83	547	3.28%	9.90%
2022	45		9.85	443	3.35%	(10.82)%
2021	0	*	11.05	2	9.04%	1.39%
Empower Multi-Sector Bond Fund, Investor Class
2023	49		9.72	479	3.41%	7.88%
2022	36		9.01	328	2.56%	(11.42)%
2021	1		10.17	14	2.30%	0.23%
Empower Real Estate Index Fund, Investor Class
2023	22		12.09	263	1.93%	13.31%
2022	9		10.67	96	2.63%	(26.40)%
2021	0	*	14.50	4	0.00%	12.43%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2023	295		12.81	3,775	0.48%	15.76%
2022	210		11.06	2,326	0.42%	(13.55)%
2021	12		12.80	147	2.13%	4.71%
Empower S&P Small Cap 600 Index Fund, Investor Class
2023	77		12.58	963	0.56%	15.47%
2022	67		10.90	734	0.48%	(16.51)%
2021	17		13.05	216	3.49%	5.52%
Empower Short Duration Bond Fund, Investor Class
2023	72		10.15	726	2.42%	5.67%
2022	119		9.60	1,143	0.97%	(4.25)%
2021	19		10.03	190	1.24%	(0.61)%
Empower Small Cap Growth Fund, Investor Class
2023	21		10.53	217	0.00%	15.76%
2022	9		9.10	82	0.68%	(25.36)%
2021	0	*	12.19	2	10.16%	3.42%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Empower Small Cap Value Fund, Investor Class
2023	28		$14.21	$396		0.05%	17.81%
2022	13		12.06	155		0.05%	(10.03)%
2021	10		13.40	132		10.60%	(3.12)%
Empower U.S. Government Securities Fund, Investor Class
2023	79		9.00	714		2.55%	4.44%
2022	48		8.62	410		1.48%	(12.08)%
2021	18		9.80	175		0.45%	(0.36)%
Federated Hermes High Income Bond Fund II
2023	25		10.51	257		3.02%	12.71%
2022	4		9.32	40		7.06%	(11.78)%
2021	8		10.57	86		0.00%	0.31%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2023	24		8.87	213		2.30%	9.49%
2022	12		8.10	101		2.82%	(20.37)%
2021	1		10.17	12		3.13%	(6.61)%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2023	12		10.97	131		4.07%	9.76%
2022	0	*	9.37	-		(172.55)%	(1.45)%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	1,530		11.84	18,114		1.61%	26.19%
2022	1,014		9.38	9,510		2.24%	(18.21)%
2021	71		11.47	811		1.21%	12.99%
Fidelity VIP International Index Portfolio, Service Class 2
2023	23		11.11	253		10.86%	15.88%
2022	2		9.59	15		5.14%	9.01%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	2		10.21	20		2.52%	4.11%
Invesco Global Real Estate Fund, Series I
2023	6		10.41	65		2.10%	9.05%
2022	4		9.55	38		3.41%	(21.07)%
Invesco V.I. EQV International Equity Fund, Series I
2023	0	*	10.54	1		0.00%	18.15%
2022	0	*	8.92	0	*	0.00%	6.63%
Invesco V.I. Main Street Small Cap Fund
2023	61		12.65	776		1.27%	18.13%
2022	47		10.71	502		0.44%	(15.83)%
2021	3		12.72	32		0.23%	3.88%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	263		9.08	2,388		4.56%	5.50%
2022	195		8.61	1,679		2.28%	(13.66)%
2021	11		9.97	107		1.71%	0.39%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Janus Henderson Balanced Fund, Class I
2023	135		$11.48	$1,546		2.19%	15.41%
2022	113		9.95	1,124		1.30%	(16.40)%
2021	93		11.90	1,110		1.59%	7.01%
Janus Henderson Enterprise Fund, Class I
2023	114		11.90	1,351		0.17%	18.07%
2022	91		10.08	915		0.00%	(15.94)%
2021	0	*	11.99	3		0.00%	(0.35)%
Janus Henderson Forty Fund, Class I
2023	32		11.72	374		0.22%	39.96%
2022	25		8.37	213		0.40%	(33.55)%
2021	0	*	12.60	5		0.00%	(1.44)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2023	78		11.77	912		0.00%	54.55%
2022	69		7.62	522		0.00%	(36.95)%
2021	3		12.08	41		0.00%	5.06%
Lord Abbett Series Fund Total Return Portfolio
2023	1		9.17	11		3.49%	0.77%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2023	14		11.41	161		1.82%	13.10%
2022	2		10.09	21		0.00%	(6.17)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2023	9		13.67	125		1.75%	27.16%
2022	5		10.75	53		0.27%	(18.69)%
2021	2		13.22	29		0.00%	11.01%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2023	6		12.97	83		0.93%	18.96%
2022	10		10.90	109		0.81%	(18.37)%
2021	8		13.36	109		0.00%	(3.11)%
MFS Global Real Estate Portfolio, Initial Class
2023	81		10.85	882		1.03%	11.46%
2022	13		9.73	125		1.95%	(26.94)%
2021	2		13.32	32		0.00%	11.82%
MFS Growth Series, Initial Class
2023	4		11.71	48		0.00%	35.86%
2022	2		8.62	15		0.00%	(31.63)%
2021	0	*	12.61	0	*	0.00%	(0.73)%
MFS International Growth Portfolio, Initial Class
2023	64		10.93	696		1.26%	14.72%
2022	34		9.53	324		0.11%	(14.95)%
2021	0	*	11.21	2		0.14%	1.04%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
MFS Mid Cap Growth Series, Initial Class
2023	151		$10.39	$1,565		0.00%	21.32%
2022	140		8.56	1,200		0.00%	(28.70)%
2021	31		12.01	370		0.00%	6.76%
MFS Mid Cap Value Portfolio, Initial Class
2023	122		13.74	1,675		1.83%	12.73%
2022	104		12.19	1,273		0.44%	(8.79)%
2021	15		13.36	195		0.00%	8.30%
MFS New Discovery Series, Initial Class
2023	1		10.54	11		0.00%	11.74%
MFS Research Series, Initial Class
2023	1		12.88	13		0.00%	7.07%
MFS Total Return Bond Series, Initial Class
2023	155		9.23	1,428		3.19%	7.38%
2022	120		8.59	1,029		0.37%	(13.94)%
2021	8		9.98	83		0.00%	0.07%
MFS Value Series, Initial Class
2023	70		12.90	908		1.63%	7.93%
2022	62		11.96	737		0.68%	(5.91)%
2021	10		12.71	130		0.00%	4.52%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2023	8		14.18	112		13.44%	(7.85)%
2022	6		15.39	86		3.08%	8.61%
2021	0	*	14.17	1		2.27%	(3.81)%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2023	75		9.10	678		2.26%	5.26%
2022	42		8.65	363		2.51%	(11.00)%
2021	2		9.72	15		0.61%	(2.00)%
PIMCO High Yield Portfolio, Admin Class
2023	0	*	10.51	4		5.64%	12.22%
2022	0	*	9.36	0	*	1726.79%	(10.28)%
2021	0	*	10.44	0	*	203.86%	1.04%
PIMCO Income Portfolio, Institutional Class
2023	3		10.77	27		2.98%	4.79%
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Admin Class
2023	0	*	10.42	1		1.05%	6.44%
PIMCO Low Duration Portfolio, Admin Class
2023	14		9.82	142		3.62%	4.97%
2022	10		9.35	92		1.38%	(5.74)%
2021	0	*	9.92	0	*	20.68%	(0.89)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
PIMCO Real Return Portfolio, Admin Class
2023	108		$9.75	$1,049		2.93%	3.67%
2022	74		9.41	692		2.16%	(11.90)%
2021	8		10.68	88		1.89%	1.14%
PIMCO Total Return Portfolio, Admin Class
2023	51		9.01	456		3.57%	5.93%
2022	25		8.50	215		1.29%	(14.30)%
2021	0	*	9.92	0	*	165.93%	(1.23)%
Pioneer Real Estate Shares VCT Portfolio, Class I
2023	-		-	-		0.01%	0.00%
2022	47		10.01	466		0.84%	(25.37)%
Putnam VT Focused International Equity Fund, Class IA
2023	-		-	-		0.00%	5.91%
2022	0	*	9.49	-		2.25%	(17.99)%
2021	0	*	11.57	3		0.00%	(0.09)%
Putnam VT Global Asset Allocation Fund, Class IA
2023	26		11.51	303		1.56%	17.78%
2022	15		9.77	143		0.64%	(15.82)%
2021	2		11.61	25		0.00%	4.05%
Putnam VT High Yield Fund, Class IA
2023	9		10.54	94		4.50%	12.29%
2022	5		9.38	45		0.00%	(11.37)%
2021	0	*	10.59	-		0.00%	1.12%
Putnam VT International Value Fund, Class IA
2023	16		13.02	205		1.19%	19.08%
2022	7		10.94	73		2.83%	(6.70)%
2021	1		11.72	10		0.00%	1.32%
Putnam VT Large Cap Growth Fund, Class IA
2023	42		12.71	536		0.00%	44.89%
2022	8		8.77	67		0.00%	(30.36)%
2021	0	*	12.60	4		0.00%	9.77%
Putnam VT Large Cap Value Fund, Class IA
2023	215		14.50	3,114		1.97%	15.92%
2022	160		12.51	1,995		0.55%	(2.87)%
2021	18		12.88	228		0.00%	7.89%
Putnam VT Research Fund, Class IA
2023	148		13.59	2,012		1.01%	29.21%
2022	150		10.52	1,576		0.05%	(17.10)%
2021	5		12.68	66		0.00%	8.92%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
Putnam VT Small Cap Value Fund, Class IA
2023	23		$15.83	$359		0.45%	24.13%
2022	19		12.75	238		0.15%	(12.80)%
2021	4		14.63	57		0.00%	1.51%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	162		10.81	1,753		0.00%	48.96%
2022	109		7.25	793		0.00%	(38.66)%
2021	14		11.83	170		0.00%	3.89%
Vanguard VIF Global Bond Index Portfolio
2023	5		9.32	42		1.02%	6.52%
2022	1		8.75	10		0.31%	(13.13)%
2021	0	*	10.07	0	*	0.00%	(0.56)%
Vanguard VIF Real Estate Index Portfolio
2023	1		10.95	12		0.00%	23.40%
Vanguard VIF Total Bond Market Index Portfolio
2023	253		9.25	2,343		2.29%	5.58%
2022	206		8.76	1,802		0.00%	(13.21)%
2021	1		10.09	9		0.00%	(0.81)%
Victory RS Small Cap Growth Equity VIP Series, Class I
2023	0	*	7.14	2		0.00%	20.40%
2022	0	*	5.93	2		0.00%	(28.16)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.